UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Total Emerging Markets Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

      Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 04/30/2017

Item 1 – Report to Stockholders

APRIL 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Total Emerging Markets Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended April 30, 2017, risk assets, such as stocks and high-yield bonds, delivered strong performance. These markets showed great resilience during a period with big surprises, including the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. However, high-quality assets with more interest rate sensitivity struggled. U.S. Treasuries posted negative returns as rising energy prices, modest wage increases and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. Reflationary expectations accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations that the new presidential administration’s policies would provide an extra boost to U.S. growth. More recently, however, growing skepticism about the likelihood of significant near-term U.S. tax reform and infrastructure spending has tempered enthusiasm around the reflation trade. Nonetheless, markets have remained generally positive thus far in 2017 and continue to exhibit low levels of volatility by historical standards. Although political uncertainty persisted, benign credit conditions and expectations for economic growth have kept markets fairly tranquil. The period ended with a global risk asset rally following centrist Emmanuel Macron’s win in the first round of the French presidential election and better-than-expected U.S. and European corporate earnings.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors, including an aging population, low productivity growth and excess savings, as well as cyclical factors, like the Fed moving toward the normalization of monetary policy and the length of the current expansion. Tempered economic growth and high valuations across most assets have set the stage for muted returns going forward.

Equity markets still present opportunities, although the disparity between winners and losers is widening — a dynamic that increases both the risk and return potential of active investing. Fixed income investors are also facing challenges as many sectors are exhibiting higher valuations while rates remain at historically low levels.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.32%	17.92%
U.S. small cap equities (Russell 2000® Index)	18.37	25.63
International equities (MSCI Europe, Australasia, Far East Index)	11.47	11.29
Emerging market equities (MSCI Emerging Markets Index)	8.88	19.13
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.23	0.40
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(3.13)	(2.68)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.67)	0.83
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.41)	0.57
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.30	13.29
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	3

Fund Summary as of April 30, 2017

Investment Objective

BlackRock Total Emerging Markets Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended April 30, 2017, the Fund underperformed its custom blended benchmark, MSCI Emerging Markets Index (60%) (“MSCI EM” or the “equity benchmark”)/JPMorgan Emerging Markets Bond Index Plus (40%) (“EMBI+” or the “fixed income benchmark”).

What factors influenced performance?

•

The Fund’s positioning in its fixed income portfolio detracted from relative performance. The U.S. election results raised expectations for fiscal stimulus, which in turn prompted investors to factor in tighter monetary policy by the Fed. In this environment, the types of higher-quality, hard currency bonds that the Fund favored generally underperformed. At the same time, the Fund was adversely affected by its underweights in higher-yielding countries such as Turkey and Brazil. Positions in developed-market corporate bonds with exposure to the emerging markets also lagged due to the general weakness in the developed fixed income markets.

•

On the equity side, the Fund’s various relative value strategies contributed positively. Overweight positions in Russia and Poland added value, led by investments in the energy companies Lukoil PJSC and Polski Koncern Naftowy Orlen SA. The Fund’s investments in both companies reflected their favorable valuations in relation to their top-line sales.

•

Relative value currency strategies in Turkey, the Philippines and Singapore also contributed, as political risk in these countries moderated. Positions in local currency bonds were a further positive, as the search for yield provided a favorable backdrop for the category in general, and for Mexico, Chile and Colombia in particular.

•

The Fund uses total return swaps (a simple form of derivatives) to gain exposure to certain emerging equity markets. Over the period, the majority of the gains and losses on equities were earned via the use of total return swaps. The Fund also uses forward interest rates swaps to achieve exposure to local currency bonds and local currencies. Since derivatives require less cash to achieve sufficient exposure than investing in the underlying instruments, the Fund also held a significant weighting in cash. The cash position had no material impact on performance, given that the Fund achieved its desired exposure through the use of derivatives.

Describe recent portfolio activity.

•

As the reflationary theme continued to evolve, the investment adviser sought to allocate to market segments where it identified value. Within the equity allocation, the Fund increased its weightings in Brazil and China while reducing its positions in Taiwan and Poland. These changes were motivated by the increasingly attractive relative valuations and favorable political reform prospects in Brazil and China. At the fixed-income level, the Fund continued to invest in local currency bonds to capture the above-average yields in that segment. In the latter half of the period, the Fund increased its weighting in this area by adding to local currency debt in Indonesia.

Describe portfolio positioning at period end.

•

On the equity side, the Fund had overweights in the Brazilian consumer staples and Russian materials sectors, as well as broader overweight positions in China and Turkey. The Fund held a long duration (above-benchmark interest rate sensitivity) through its allocations to local currency bonds and developed market bonds with exposure to the emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in equity and debt instruments and related derivative instruments issued by, or tied economically to, companies or other issuers located in emerging markets.

[3]

A customized weighted index comprised of the returns of the MSCI Emerging Markets Index (60%) and the JPMorgan Emerging Markets Bond Index Plus (40%). The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. JPMorgan Emerging Markets Bond Index Plus is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2017
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.54%	14.75%	N/A	1.38%	N/A
Investor A	5.36	14.35	8.34%	1.09	(0.28)%
Investor C	4.92	13.54	12.54	0.36	0.36
MSCI Emerging Markets Index (60%)/JPMorgan Emerging Markets Bond Index Plus (40%)	6.28	14.50	N/A	2.10	N/A
MSCI Emerging Markets Index	8.88	19.13	N/A	0.66	N/A
JPMorgan Emerging Markets Bond Index Plus	2.43	7.70	N/A	3.89	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on May 16, 2013.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,055.40	$4.33	$1,000.00	$1,020.58	$4.26	0.85%
Investor A	$1,000.00	$1,053.60	$5.60	$1,000.00	$1,019.34	$5.51	1.10%
Investor C	$1,000.00	$1,049.20	$9.40	$1,000.00	$1,015.62	$9.25	1.85%

[7]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	5

Fund Summary (concluded)

Portfolio Information as of April 30, 2017

Portfolio Composition	Percent of Total Investments
Foreign Government Obligations	47%
Short-Term Securities	43
Foreign Agency Obligations	5
Corporate Bonds	5

	Percentage of Total investments[1]
Geographic Allocation	Long	Short	Total
China	12%	—	12%
Mexico	6	1%	7
Brazil	7	—	7
South Korea	6	—	6
Indonesia	6	—	6
Hong Kong	6	—	6
United States	5	—	5
South Africa	5	—	5
Turkey	4	—	4
Taiwan	4	—	4
Lithuania	4	—	4
Philippines	4	—	4
Hungary	4	—	4
Russia	4	—	4
Columbia	3	—	3
Chile	2	—	2
Poland	2	—	2
Other[2]	15	—	15

Total	99%	1%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges:

(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2016 and held through April 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	7

Consolidated Schedule of Investments April 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
United States — 4.9%
3M Co., 3.13%, 9/19/46	USD	400	$352,938
Amazon.com, Inc., 4.80%, 12/05/34		100	111,939
Apple, Inc.:
4.50%, 2/23/36		100	109,734
3.85%, 5/04/43		400	388,459
3.45%, 2/09/45		100	91,019
4.38%, 5/13/45		200	208,697
4.65%, 2/23/46		200	217,922
3.85%, 8/04/46		100	96,909
4.25%, 2/09/47		100	103,148
Bristol-Myers Squibb Co.:
6.13%, 5/01/38		200	255,569
4.50%, 3/01/44		100	107,403
Charming Light Investments Ltd., 3.75%, 9/03/19		200	204,130
Cisco Systems, Inc., 5.90%, 2/15/39		300	386,923
Eli Lilly & Co., 3.70%, 3/01/45		300	291,062
Estee Lauder Cos., Inc., 4.38%, 6/15/45		300	313,448
Exxon Mobil Corp.:
3.57%, 3/06/45		150	143,347
4.11%, 3/01/46		300	313,521
General Electric Capital Corp., 6.15%, 8/07/37		100	130,524
General Electric Co.:
5.88%, 1/14/38		500	638,476
6.88%, 1/10/39		340	485,059
Goldman Sachs Group, Inc.:
6.13%, 2/15/33		100	122,222
6.25%, 2/01/41		200	252,353
4.80%, 7/08/44		100	107,350
HSBC Holdings PLC:
6.50%, 5/02/36		150	184,499
6.50%, 9/15/37		100	124,312
6.80%, 6/01/38		100	128,490
6.10%, 1/14/42		300	381,257
Intel Corp.:
4.80%, 10/01/41		200	222,929
4.25%, 12/15/42		100	103,630
4.10%, 5/19/46		100	101,069
International Business Machines Corp.:
5.88%, 11/29/32		50	64,277
5.60%, 11/30/39		75	92,449
4.70%, 2/19/46		100	110,518
Johnson & Johnson:
4.38%, 12/05/33		300	332,960
5.95%, 8/15/37		150	198,081
4.50%, 9/01/40		200	221,505
3.70%, 3/01/46		100	98,933
Merck & Co., Inc.:
3.60%, 9/15/42		100	94,389
4.15%, 5/18/43		150	155,238

Corporate Bonds		Par (000)	Value
United States (continued)
Merck & Co., Inc. (continued):
3.70%, 2/10/45	USD	100	$96,633
Microsoft Corp.:
3.50%, 2/12/35		75	73,452
3.45%, 8/08/36		100	96,121
4.10%, 2/06/37		400	416,128
4.50%, 10/01/40		150	164,169
3.50%, 11/15/42		100	93,993
4.88%, 12/15/43		100	113,503
4.45%, 11/03/45		125	133,480
3.70%, 8/08/46		400	381,406
4.25%, 2/06/47		300	312,182
Morgan Stanley, 6.38%, 7/24/42		400	518,083
NIKE, Inc.:
3.88%, 11/01/45		75	74,171
3.38%, 11/01/46		100	89,749
Oracle Corp.:
3.90%, 5/15/35		100	100,323
6.50%, 4/15/38		200	267,175
6.13%, 7/08/39		250	321,110
5.38%, 7/15/40		100	118,100
4.13%, 5/15/45		500	497,804
PepsiCo, Inc.:
4.00%, 3/05/42		100	100,644
4.25%, 10/22/44		100	103,557
4.60%, 7/17/45		100	108,809
3.45%, 10/06/46		100	91,047
Pfizer, Inc.:
7.20%, 3/15/39		300	430,674
4.40%, 5/15/44		125	131,227
Procter & Gamble Co.:
5.50%, 2/01/34		300	380,996
5.55%, 3/05/37		24	31,643
Visa, Inc.:
4.15%, 12/14/35		100	105,872
4.30%, 12/14/45		100	107,028
Wal-Mart Stores, Inc.:
5.25%, 9/01/35		300	360,003
6.50%, 8/15/37		600	809,506
5.63%, 4/01/40		75	93,162
5.00%, 10/25/40		100	115,607
4.00%, 4/11/43		100	101,224
Total Corporate Bonds — 4.9%			14,985,269

Foreign Agency Obligations
Australia — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23		200	212,913

Portfolio Abbreviations

ADR	American Depositary Receipts	IDR	Indonesian Rupiah	PHP	Philippine Peso
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	RON	Romanian New Leu
CAD	Canadian Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate	RUB	Russian Ruble
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SGD	Singapore Dollar
COP	Columbian Peso	MXN	Mexican Peso	THB	Thai Baht
EUR	Euro	MYR	Malaysian Ringgit	TRY	Turkish Lira
GBP	British Pound	NOK	Norwegian Krone	TWD	Taiwan Dollar
GDR	Global Depository Receipt	NVDR	Non-Voting Depository Receipts	USD	U.S. Dollar
HIBOR	Hong Kong Interbank Offered Rate	NZD	New Zealand Dollar	WIBOR	Warsaw InterBank Offered Rate
HUF	Hungarian Forint	OTC	Over-the-Counter	ZAR	South African Rand

See Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Foreign Agency Obligations		Par (000)	Value
British Virgin Islands — 1.4%
1MDB Global Investments Ltd., 4.40%, 3/09/23	USD	1,000	$937,502
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		200	194,255
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		200	212,058
Sinochem Overseas Capital Co. Ltd.:
3.25%, 4/29/19		200	203,055
4.50%, 11/12/20		100	105,504
Sinopec Group Overseas Development 2012 Ltd.:
3.90%, 5/17/22		200	208,374
4.88%, 5/17/42		200	217,291
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23		200	212,686
Sinopec Group Overseas Development 2014 Ltd., 2.75%, 4/10/19		200	201,776
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20		200	199,534
Sinopec Group Overseas Development 2016 Ltd.:
2.13%, 5/03/19		200	199,220
2.00%, 9/29/21		600	579,785
3.50%, 5/03/26		200	197,539
SPIC 2016 US Dollar Bond Co. Ltd., 3.00%, 12/06/21		200	201,543
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23		200	201,836
State Grid Overseas Investment 2014 Ltd.:
2.75%, 5/07/19		200	202,272
4.13%, 5/07/24		200	211,684
State Grid Overseas Investment 2016 Ltd., 2.88%, 5/18/26		200	191,955

			4,677,869
Cayman Islands — 0.4%
Amber Circle Funding Ltd., 3.25%, 12/04/22		200	202,743
Avi Funding Co. Ltd., 3.80%, 9/16/25		400	410,840
Lamar Funding Ltd., 3.96%, 5/07/25		400	382,000
Three Gorges Finance I Cayman Islands Ltd., 3.70%, 6/10/25		200	204,204

			1,199,787
Chile — 0.8%
Banco del Estado de Chile, 4.13%, 10/07/20		100	105,757
Corp. Nacional del Cobre de Chile:
3.00%, 7/17/22		400	403,069
4.50%, 8/13/23		400	429,587
4.50%, 9/16/25		400	421,999
6.15%, 10/24/36		400	468,260
4.25%, 7/17/42		200	185,702
5.63%, 10/18/43		200	223,339
Empresa Nacional del Petroleo, 4.38%, 10/30/24		200	207,708

			2,445,421
Hungary — 0.1%
Magyar Export-Import Bank Zrt, 4.00%, 1/30/20		200	205,184
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20		200	220,038

			425,222
Indonesia — 0.2%
Pertamina Persero PT, 6.00%, 5/03/42		200	212,513

Foreign Agency Obligations		Par (000)	Value
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24	USD	400	$416,000

			628,513
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22		200	198,790
KazMunayGas National Co. JSC:
7.00%, 5/05/20		350	384,221
6.38%, 4/09/21		200	219,557

			802,568
Malaysia — 1.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 4/22/45		200	208,270
Malaysia Sukuk Global Bhd, 3.18%, 4/27/26		250	249,720
Petroliam Nasional Bhd, 7.63%, 10/15/26		300	401,882
Petronas Capital Ltd.:
5.25%, 8/12/19		100	106,365
3.13%, 3/18/22		300	303,860
7.88%, 5/22/22		350	431,073
3.50%, 3/18/25		400	407,820
4.50%, 3/18/45		200	210,218
Petronas Global Sukuk Ltd., 2.71%, 3/18/20		800	805,014

			3,124,222
Mexico — 0.3%
Petroleos Mexicanos:
3.50%, 7/23/20		300	304,110
6.88%, 8/04/26		200	223,500
6.75%, 9/21/47		300	304,890

			832,500
Netherlands — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.95%, 7/10/42		200	210,759
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36		200	208,500
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25		200	214,460
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.:
7.25%, 5/27/19		200	221,520
7.39%, 12/02/24		100	128,228

			349,748
South Africa — 0.2%
Eskom Holdings SOC Ltd.:
6.75%, 8/06/23		200	205,540
7.13%, 2/11/25		200	205,697
Transnet SOC Ltd., 4.00%, 7/26/22		200	194,616

			605,853
Total Foreign Agency Obligations — 5.2%			15,938,335

Foreign Government Obligations
Argentine Republic Government International Bond:
6.25%, 4/22/19		300	318,300
6.88%, 4/22/21		600	656,400
7.50%, 4/22/26		750	821,625

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	9

Consolidated Schedule of Investments (continued)

Foreign Government Obligations		Par (000)	Value
Argentine Republic Government International Bond (continued):
6.63%, 7/06/28	USD	150	$153,450
8.28%, 12/31/33		484	540,538
7.13%, 7/06/36		350	354,200
2.50%, 12/31/38		700	465,500
7.63%, 4/22/46		300	319,350
Bonos del Banco Central de Chile en UF CPI-Linked, 3.00%, 3/01/22	CLP	2,230,565	3,702,344
Chile Government International Bond:
3.13%, 3/27/25	USD	724	738,480
3.13%, 1/21/26		200	204,000
China Development Bank Corp.:
2.50%, 10/09/20		200	199,629
2.63%, 1/24/22		400	398,187
3.00%, 6/01/26		200	195,254
Colombia Government International Bond:
7.38%, 3/18/19		400	440,000
11.75%, 2/25/20		300	376,050
4.38%, 7/12/21		750	796,500
2.63%, 3/15/23		200	193,600
4.00%, 2/26/24		1,000	1,033,500
8.13%, 5/21/24		650	827,775
4.50%, 1/28/26		600	639,000
3.88%, 4/25/27		400	403,200
7.38%, 9/18/37		700	900,200
6.13%, 1/18/41		900	1,035,000
5.63%, 2/26/44		1,000	1,092,500
5.00%, 6/15/45		2,000	2,020,000
Export-Import Bank of China:
2.00%, 4/26/21		200	195,253
3.63%, 7/31/24		200	207,365
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21		200	197,175
Hungary Government International Bond:
4.00%, 3/25/19		1,200	1,245,000
6.25%, 1/29/20		400	438,555
6.38%, 3/29/21		1,850	2,090,500
5.38%, 2/21/23		1,200	1,331,520
5.75%, 11/22/23		2,100	2,388,750
5.38%, 3/25/24		1,378	1,545,979
7.63%, 3/29/41		800	1,182,192
Indonesia Government International Bond:
4.88%, 5/05/21		2,000	2,149,790
3.75%, 4/25/22		1,000	1,026,533
5.88%, 1/15/24		2,000	2,279,356
4.75%, 1/08/26		2,000	2,142,598
7.00%, 5/15/27	IDR	64,300,000	4,809,596
8.50%, 10/12/35	USD	300	429,926
5.25%, 1/17/42		2,000	2,155,330
6.75%, 1/15/44		1,500	1,924,849
5.95%, 1/08/46		200	235,623
Inflation Linked Korea Treasury Bond, 1.13%, 6/10/23	KRW	3,351,648	2,978,613
Kazakhstan Government International Bond:
3.88%, 10/14/24	USD	200	202,509
5.13%, 7/21/25		400	436,544
4.88%, 10/14/44		400	396,349
6.50%, 7/21/45		200	237,828
Lithuania Government International Bond:
7.38%, 2/11/20		3,550	4,039,304
6.13%, 3/09/21		4,497	5,081,070
6.63%, 2/01/22		3,000	3,525,840
Mexico Government International Bond:
5.13%, 1/15/20		500	541,500
3.50%, 1/21/21		250	259,750
3.63%, 3/15/22		1,300	1,340,300

Foreign Government Obligations		Par (000)	Value
Mexico Government International Bond (continued):
4.00%, 10/02/23	USD	1,950	$2,024,197
3.60%, 1/30/25		1,800	1,807,200
4.13%, 1/21/26		1,000	1,036,500
7.50%, 4/08/33		200	265,500
6.75%, 9/27/34		430	540,304
6.05%, 1/11/40		1,150	1,332,275
4.75%, 3/08/44		1,660	1,637,590
5.55%, 1/21/45		850	935,000
4.60%, 1/23/46		600	580,500
5.75%, 10/12/49		1,500	1,526,250
Mexican Udibonos CPI-Linked, 4.50%, 12/04/25	MXN	42,203	2,456,941
Oman Government International Bond:
3.63%, 6/15/21	USD	600	607,606
4.75%, 6/15/26		800	804,337
6.50%, 3/08/47		400	430,878
Panama Government International Bond:
5.20%, 1/30/20		600	648,000
4.00%, 9/22/24		200	209,800
3.75%, 3/16/25		1,000	1,030,000
7.13%, 1/29/26		950	1,206,500
8.88%, 9/30/27		400	570,000
3.88%, 3/17/28		1,000	1,031,200
9.38%, 4/01/29		380	564,300
6.70%, 1/26/36		700	904,750
4.30%, 4/29/53		200	197,000
Peruvian Government International Bond:
7.35%, 7/21/25		850	1,108,400
4.13%, 8/25/27		850	922,675
8.75%, 11/21/33		430	657,900
6.55%, 3/14/37		600	786,000
5.63%, 11/18/50		1,450	1,758,125
Philippine Government International Bond:
8.38%, 6/17/19		550	626,450
6.50%, 1/20/20		300	335,449
4.00%, 1/15/21		800	852,017
4.20%, 1/21/24		800	871,593
10.63%, 3/16/25		200	305,699
5.50%, 3/30/26		800	949,801
9.50%, 2/02/30		1,000	1,588,063
7.75%, 1/14/31		1,225	1,750,259
6.38%, 1/15/32		400	518,365
6.38%, 10/23/34		1,060	1,413,858
5.00%, 1/13/37		600	703,111
3.95%, 1/20/40		600	618,041
3.70%, 3/01/41		800	796,964
3.70%, 2/02/42		400	397,627
Poland Government International Bond:
6.38%, 7/15/19		1,077	1,180,931
5.13%, 4/21/21		1,650	1,812,459
5.00%, 3/23/22		2,068	2,274,076
3.00%, 3/17/23		1,250	1,251,800
4.00%, 1/22/24		1,150	1,213,825
3.25%, 4/06/26		1,050	1,046,535
Republic of South Africa Government International Bond:
6.88%, 5/27/19		520	562,921
5.50%, 3/09/20		700	742,986
5.88%, 5/30/22		100	108,896
4.67%, 1/17/24		640	646,812
5.88%, 9/16/25		1,200	1,296,000
4.88%, 4/14/26		800	806,486
4.30%, 10/12/28		200	188,629
6.25%, 3/08/41		150	165,621
5.38%, 7/24/44		400	398,920

See Notes to Consolidated Financial Statements.

10	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Foreign Government Obligations		Par (000)	Value
Romanian Government International Bond:
6.75%, 2/07/22	USD	1,860	$2,157,228
4.38%, 8/22/23		1,600	1,693,114
4.88%, 1/22/24		1,200	1,305,523
6.13%, 1/22/44		856	1,062,065
South Africa Government Bond — CPI Linked, 5.50%, 12/7/23	ZAR	35,420	3,163,325
Turkey Government International Bond:
7.00%, 3/11/19	USD	177	189,390
7.00%, 6/05/20		200	220,060
5.13%, 3/25/22		200	207,117
6.25%, 9/26/22		900	977,951
3.25%, 3/23/23		200	187,600
7.38%, 2/05/25		400	464,044
4.25%, 4/14/26		200	189,993
4.88%, 10/09/26		300	297,000
11.88%, 1/15/30		300	478,330
8.00%, 2/14/34		250	312,490
6.88%, 3/17/36		600	679,950
7.25%, 3/05/38		200	236,670
6.75%, 5/30/40		200	225,204
6.00%, 1/14/41		400	414,640
4.88%, 4/16/43		200	180,750
6.63%, 2/17/45		400	448,278
Uruguay Government International Bond:
4.50%, 8/14/24		200	214,300
4.38%, 10/27/27		190	199,500
7.88%, 1/15/33		200	265,180
7.63%, 3/21/36		100	131,625
4.13%, 11/20/45		200	179,300
5.10%, 6/18/50		600	597,000

Foreign Government Obligations		Par (000)	Value
Venezuela Government International Bond:
7.00%, 12/01/18	USD	400	$281,480
7.75%, 10/13/19		830	499,411
6.00%, 12/09/20		645	333,272
12.75%, 8/23/22		1,132	696,520
9.00%, 5/07/23		500	248,850
8.25%, 10/13/24		755	358,700
7.65%, 4/21/25		490	226,233
11.75%, 10/21/26		1,116	645,829
9.25%, 9/15/27		1,530	816,714
9.25%, 5/07/28		550	262,185
11.95%, 8/05/31		1,515	874,912
9.38%, 1/13/34		350	169,855
7.00%, 3/31/38		550	248,435
Total Foreign Government Obligations — 46.1%			141,184,024
Total Long-Term Investments (Cost — $171,981,875) — 56.2%			172,107,628

Short-Term Securities		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(b)		130,172,254	130,172,254
Total Short-Term Securities (Cost — $130,172,254) — 42.5%			130,172,254
Total Investments (Cost — $302,154,129) — 98.7%			302,279,882
Other Assets Less Liabilities — 1.3%			3,931,656

Net Assets — 100.0%			$306,211,538

Notes to Consolidated Financial Statements

(a)	During the six months ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,106,229	36,066,025	130,172,254	$130,172,254	$193,002	$349	—

[1] Includes net capital gain distributions.

(b)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
748	SGX Nifty 50 Index	May 2017	$13,963,664	$79,104
122	Mini MSCI Emerging Markets Index	June 2017	$5,971,900	1,816
Total				$80,920

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	11

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	270,000	USD	201,127	Citibank N.A.	6/14/17	$895
CAD	342,000	USD	250,688	Citibank N.A.	6/14/17	8
COP	21,730,000,000	USD	7,226,472	Deutsche Bank AG	6/16/17	110,820
COP	4,405,260,000	USD	1,458,473	HSBC Bank USA N.A.	6/14/17	29,413
EUR	118,484	CHF	127,000	Citibank N.A.	6/14/17	1,366
EUR	309,396	CHF	332,000	Citibank N.A.	6/14/17	3,199
EUR	775,139	CHF	829,000	Citibank N.A.	6/14/17	10,805
EUR	1,118,676	CHF	1,194,000	Citibank N.A.	6/14/17	18,020
EUR	1,515,279	CHF	1,626,000	Citibank N.A.	6/14/17	15,649
EUR	162,648	CHF	174,000	HSBC Bank USA N.A.	6/14/17	2,216
EUR	3,447,294	CHF	3,694,000	HSBC Bank USA N.A.	6/14/17	40,829
EUR	474,685	CHF	507,000	JPMorgan Chase Bank N.A.	6/14/17	7,290
EUR	166,844	HUF	51,761,000	Citibank N.A.	6/14/17	1,848
EUR	287,874	HUF	89,785,000	Citibank N.A.	6/14/17	1,531
EUR	329,003	HUF	102,688,000	Citibank N.A.	6/14/17	1,487
EUR	329,628	HUF	102,425,000	Citibank N.A.	6/14/17	3,085
EUR	336,550	HUF	105,279,000	Citibank N.A.	6/14/17	701
EUR	493,667	HUF	154,030,000	Citibank N.A.	6/14/17	2,414
EUR	661,708	HUF	206,353,000	Citibank N.A.	6/14/17	3,611
EUR	68	HUF	21,000	HSBC Bank USA N.A.	6/14/17	1
EUR	319,502	HUF	99,284,000	UBS AG	6/14/17	2,971
EUR	338,015	HUF	105,815,000	UBS AG	6/14/17	433
EUR	833,350	HUF	257,245,000	UBS AG	6/14/17	13,722
EUR	1,311	NOK	12,000	BNP Paribas S.A.	6/14/17	33
EUR	2,404	NOK	22,000	BNP Paribas S.A.	6/14/17	60
EUR	176,158	NOK	1,642,000	Citibank N.A.	6/14/17	951
EUR	278,388	NOK	2,601,000	Citibank N.A.	6/14/17	793
EUR	336,648	NOK	3,116,000	Citibank N.A.	6/14/17	4,377
EUR	4,524,826	NOK	40,611,000	HSBC Bank USA N.A.	6/14/17	206,883
EUR	168,179	NOK	1,529,000	UBS AG	6/14/17	5,409
EUR	270,699	RON	1,229,000	Citibank N.A.	6/14/17	283
EUR	1,547	RON	7,000	Deutsche Bank AG	6/14/17	8
EUR	204,804	RON	929,000	Deutsche Bank AG	6/14/17	414
EUR	99,736	RON	452,000	HSBC Bank USA N.A.	6/14/17	299
EUR	3,125	SEK	30,000	Citibank N.A.	6/14/17	17
EUR	30,654	SEK	293,000	Citibank N.A.	6/14/17	309
EUR	369,739	SEK	3,565,000	Citibank N.A.	6/14/17	233
EUR	1,232,805	SEK	11,785,000	Citibank N.A.	6/14/17	12,275
EUR	191,496	SEK	1,818,000	Deutsche Bank AG	6/14/17	3,333
EUR	40,785	SEK	389,000	HSBC Bank USA N.A.	6/14/17	506
EUR	87,000	USD	92,986	BNP Paribas S.A.	6/14/17	1,980
EUR	129,000	USD	137,894	BNP Paribas S.A.	6/14/17	2,918
EUR	1,070	USD	1,137	Citibank N.A.	6/14/17	31
EUR	9,000	USD	9,618	Citibank N.A.	6/14/17	206
EUR	103,000	USD	109,286	Citibank N.A.	6/14/17	3,145
EUR	349,000	USD	373,489	Citibank N.A.	6/14/17	7,466
EUR	370,000	USD	402,738	Citibank N.A.	6/14/17	1,140
EUR	468,000	USD	501,280	Citibank N.A.	6/14/17	9,571
EUR	562,000	USD	606,196	Citibank N.A.	6/14/17	7,262
EUR	731,000	USD	796,096	Citibank N.A.	6/14/17	1,837
EUR	158,000	USD	170,093	Deutsche Bank AG	6/14/17	2,374
EUR	1,484,000	USD	1,573,565	Deutsche Bank AG	6/14/17	46,313
EUR	673,000	USD	725,147	HSBC Bank USA N.A.	6/14/17	9,475
EUR	71,000	USD	75,566	UBS AG	6/14/17	1,935
EUR	115,000	USD	124,528	UBS AG	6/14/17	1,002
EUR	129,000	USD	139,893	UBS AG	6/14/17	919
EUR	789,000	USD	836,884	UBS AG	6/14/17	24,358
EUR	2,507,000	USD	2,708,197	UBS AG	6/14/17	28,350
GBP	19,000	USD	24,406	Citibank N.A.	6/14/17	231
GBP	255,000	USD	329,522	Citibank N.A.	6/14/17	1,142
GBP	499,000	USD	633,071	Citibank N.A.	6/14/17	13,992
GBP	589,000	USD	719,676	Citibank N.A.	6/14/17	44,091
GBP	128,000	USD	159,767	UBS AG	6/14/17	6,213
IDR	29,653,587,000	USD	2,202,108	HSBC Bank USA N.A.	6/14/17	13,737

See Notes to Consolidated Financial Statements.

12	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	12,888,000	USD	963	JPMorgan Chase Bank N.A.	6/14/17	—
IDR	2,399,678,000	USD	179,094	JPMorgan Chase Bank N.A.	6/14/17	$221
INR	47,669,000	USD	721,340	BNP Paribas S.A.	6/14/17	16,883
INR	11,589,000	USD	178,216	JPMorgan Chase Bank N.A.	6/14/17	1,257
INR	11,877,000	USD	180,727	JPMorgan Chase Bank N.A.	6/14/17	3,206
INR	11,931,000	USD	181,110	JPMorgan Chase Bank N.A.	6/14/17	3,658
INR	23,630,000	USD	360,681	JPMorgan Chase Bank N.A.	6/14/17	5,263
INR	41,175,000	USD	629,780	JPMorgan Chase Bank N.A.	6/14/17	7,874
INR	46,795,000	USD	722,201	JPMorgan Chase Bank N.A.	6/14/17	2,487
INR	48,610,000	USD	721,003	JPMorgan Chase Bank N.A.	6/14/17	31,793
INR	52,421,000	USD	794,619	JPMorgan Chase Bank N.A.	6/14/17	17,195
INR	59,091,000	USD	904,085	JPMorgan Chase Bank N.A.	6/14/17	11,023
INR	60,609,000	USD	901,249	JPMorgan Chase Bank N.A.	6/14/17	37,368
INR	72,154,000	USD	1,082,499	JPMorgan Chase Bank N.A.	6/14/17	34,908
INR	134,500,000	USD	2,063,042	Standard Chartered Bank	7/07/17	14,732
INR	766,998,500	USD	11,600,098	Standard Chartered Bank	7/07/17	248,597
JPY	4,700,000	USD	41,026	BNP Paribas S.A.	6/14/17	1,206
JPY	30,277,000	USD	265,272	BNP Paribas S.A.	6/14/17	6,784
JPY	40,656,000	USD	353,487	Bank of America N.A.	6/14/17	11,829
JPY	39,612,000	USD	352,428	Deutsche Bank AG	6/14/17	3,508
KRW	495,669,000	USD	433,586	BNP Paribas S.A.	6/14/17	2,259
KRW	11,235,000	USD	9,697	JPMorgan Chase Bank N.A.	6/14/17	182
KRW	67,646,000	USD	59,257	JPMorgan Chase Bank N.A.	6/14/17	225
KRW	912,430,000	USD	794,281	JPMorgan Chase Bank N.A.	6/14/17	8,025
KRW	1,164,759,000	USD	1,008,711	JPMorgan Chase Bank N.A.	6/14/17	15,469
MXN	1,087,000	USD	56,611	BNP Paribas S.A.	6/14/17	727
MXN	2,168,000	USD	109,068	BNP Paribas S.A.	6/14/17	5,293
MXN	2,220,000	USD	116,769	Citibank N.A.	6/14/17	334
MXN	2,501,000	USD	126,940	Citibank N.A.	6/14/17	4,985
MXN	8,002,000	USD	417,303	HSBC Bank USA N.A.	6/14/17	4,795
MXN	2,766,000	USD	144,327	JPMorgan Chase Bank N.A.	6/14/17	1,577
MYR	309,000	USD	69,407	JPMorgan Chase Bank N.A.	6/14/17	1,849
MYR	309,000	USD	70,291	JPMorgan Chase Bank N.A.	6/14/17	965
MYR	432,000	USD	96,601	JPMorgan Chase Bank N.A.	6/14/17	3,020
MYR	596,000	USD	132,887	JPMorgan Chase Bank N.A.	6/14/17	4,552
NZD	330,000	USD	226,263	Citibank N.A.	6/14/17	68
PLN	413,000	EUR	96,747	Citibank N.A.	6/14/17	815
PLN	548,000	EUR	128,838	Citibank N.A.	6/14/17	571
PLN	612,000	EUR	143,703	Citibank N.A.	6/14/17	836
PLN	671,000	EUR	158,069	Citibank N.A.	6/14/17	359
PLN	3,302,000	EUR	762,974	Citibank N.A.	6/14/17	18,011
PLN	725,000	EUR	171,071	Deutsche Bank AG	6/14/17	80
PLN	1,391,000	EUR	320,479	Deutsche Bank AG	6/14/17	8,604
PLN	2,412,000	EUR	568,651	Deutsche Bank AG	6/14/17	796
PLN	41,000	EUR	9,674	HSBC Bank USA N.A.	6/14/17	5
PLN	1,369,000	EUR	319,692	UBS AG	6/14/17	3,794
RON	2,000	EUR	438	BNP Paribas S.A.	6/14/17	2
RON	4,000	EUR	875	BNP Paribas S.A.	6/14/17	6
RON	7,668,000	EUR	1,684,867	UBS AG	6/14/17	2,690
SGD	165,000	USD	118,032	Deutsche Bank AG	6/14/17	117
SGD	3,814,000	USD	2,702,927	HSBC Bank USA N.A.	6/14/17	28,106
SGD	4,000	USD	2,864	JPMorgan Chase Bank N.A.	6/14/17	—
SGD	32,000	USD	22,808	UBS AG	6/14/17	106
THB	5,245,000	USD	151,318	BNP Paribas S.A.	6/14/17	274
THB	105,195,000	USD	2,995,131	HSBC Bank USA N.A.	6/14/17	45,231
TRY	20,000	USD	5,204	BNP Paribas S.A.	6/14/17	358
TRY	385,000	USD	104,273	BNP Paribas S.A.	6/14/17	2,795
TRY	1,952,000	USD	534,944	Citibank N.A.	6/14/17	7,904
TRY	1,224,000	USD	331,750	Credit Suisse International	6/14/17	8,642
TRY	33,000	USD	8,877	Deutsche Bank AG	6/14/17	300
TRY	1,231,000	USD	338,427	Deutsche Bank AG	6/14/17	3,912
TRY	856,000	USD	226,671	UBS AG	6/14/17	11,381
TWD	71,295,000	USD	2,314,397	HSBC Bank USA N.A.	6/14/17	49,587
TWD	1,038,000	USD	34,304	JPMorgan Chase Bank N.A.	6/14/17	114

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	13

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	1,079,000	USD	35,342	JPMorgan Chase Bank N.A.	6/14/17	$435
TWD	1,274,000	USD	42,070	JPMorgan Chase Bank N.A.	6/14/17	173
TWD	1,978,000	USD	65,259	JPMorgan Chase Bank N.A.	6/14/17	327
TWD	2,601,000	USD	84,311	JPMorgan Chase Bank N.A.	6/14/17	1,932
TWD	6,878,000	USD	226,541	JPMorgan Chase Bank N.A.	6/14/17	1,519
USD	14,337	AUD	19,000	BNP Paribas S.A.	6/14/17	121
USD	70,310	AUD	92,000	Citibank N.A.	6/14/17	1,473
USD	931,655	AUD	1,239,000	Citibank N.A.	6/14/17	4,599
USD	1,033,578	AUD	1,365,000	Deutsche Bank AG	6/14/17	12,245
USD	80,983	AUD	108,000	UBS AG	6/14/17	175
USD	13,430	BRL	42,000	JPMorgan Chase Bank N.A.	6/14/17	331
USD	42,857	BRL	135,000	JPMorgan Chase Bank N.A.	6/14/17	754
USD	122,551	BRL	389,000	JPMorgan Chase Bank N.A.	6/14/17	1,230
USD	436,959	BRL	1,388,000	JPMorgan Chase Bank N.A.	6/14/17	4,073
USD	71,201	CAD	96,000	Citibank N.A.	6/14/17	830
USD	4,496	CAD	6,000	Deutsche Bank AG	6/14/17	98
USD	424,216	CAD	568,000	Deutsche Bank AG	6/14/17	7,854
USD	561,128	CAD	758,000	Deutsche Bank AG	6/14/17	5,490
USD	1,072,148	CAD	1,446,000	Deutsche Bank AG	6/14/17	12,185
USD	574,302	CAD	763,000	UBS AG	6/14/17	14,999
USD	686,243	CAD	921,000	UBS AG	6/14/17	11,121
USD	235,551	CLP	153,565,000	BNP Paribas S.A.	6/14/17	5,923
USD	324,485	CLP	216,740,000	BNP Paribas S.A.	6/14/17	390
USD	3,430,385	CLP	2,278,805,000	HSBC Bank USA N.A.	6/14/17	22,850
USD	286,793	CLP	189,530,000	JPMorgan Chase Bank N.A.	6/14/17	3,386
USD	652,070	CLP	435,126,000	JPMorgan Chase Bank N.A.	6/14/17	1,418
USD	181,458	COP	532,398,000	JPMorgan Chase Bank N.A.	6/14/17	1,639
USD	356,652	COP	1,042,138,000	JPMorgan Chase Bank N.A.	6/14/17	4,668
USD	357,485	COP	1,051,186,000	JPMorgan Chase Bank N.A.	6/14/17	2,445
USD	1,167	IDR	15,609,000	JPMorgan Chase Bank N.A.	6/14/17	—
USD	622,686	IDR	8,312,856,000	JPMorgan Chase Bank N.A.	6/14/17	1,513
USD	732,163	IDR	9,800,000,000	Citibank N.A.	6/16/17	22
USD	556	KRW	621,000	JPMorgan Chase Bank N.A.	6/14/17	10
USD	60,725	KRW	68,558,000	JPMorgan Chase Bank N.A.	6/14/17	441
USD	440,035	KRW	495,655,000	JPMorgan Chase Bank N.A.	6/14/17	4,202
USD	803,940	KRW	913,517,000	JPMorgan Chase Bank N.A.	6/14/17	679
USD	2,284,436	CLP	1,481,000,000	Bank of America N.A.	6/16/17	70,078
USD	667,648	CLP	440,000,000	Barclays Bank PLC	6/16/17	9,770
USD	341,328	CLP	222,000,000	JPMorgan Chase Bank N.A.	6/16/17	9,399
USD	536,537	CLP	355,000,000	JPMorgan Chase Bank N.A.	6/16/17	5,749
USD	7,405,640	COP	21,730,000,000	Bank of America N.A.	6/16/17	68,349
USD	2,103	NZD	3,000	BNP Paribas S.A.	6/14/17	46
USD	900,552	NZD	1,306,000	BNP Paribas S.A.	6/14/17	4,829
USD	906,788	NZD	1,322,000	Citibank N.A.	6/14/17	91
USD	358,449	NZD	521,000	Deutsche Bank AG	6/14/17	1,119
USD	361,088	NZD	524,000	Deutsche Bank AG	6/14/17	1,701
USD	719,585	NZD	1,028,000	Deutsche Bank AG	6/14/17	14,528
USD	720,653	NZD	1,022,000	JPMorgan Chase Bank N.A.	6/14/17	19,712
USD	1,792,959	NZD	2,588,000	JPMorgan Chase Bank N.A.	6/14/17	17,972
USD	2,949,013	NZD	4,235,000	JPMorgan Chase Bank N.A.	6/14/17	44,427
USD	726,684	NZD	1,040,000	UBS AG	6/14/17	13,398
USD	1,084,334	NZD	1,541,000	UBS AG	6/14/17	27,435
USD	539,638	PHP	26,847,000	JPMorgan Chase Bank N.A.	6/14/17	6,451
USD	28,648	SGD	40,000	BNP Paribas S.A.	6/14/17	6
USD	168,003	SGD	234,000	HSBC Bank USA N.A.	6/14/17	446
USD	46,834	THB	1,614,000	BNP Paribas S.A.	6/14/17	186
USD	104,933	THB	3,615,000	Citibank N.A.	6/14/17	452
USD	19,975	THB	687,000	Deutsche Bank AG	6/14/17	119
USD	24,122	THB	830,000	JPMorgan Chase Bank N.A.	6/14/17	134
USD	36,153	ZAR	474,000	Citibank N.A.	6/14/17	939
USD	610,800	ZAR	8,015,000	Citibank N.A.	6/14/17	15,351
USD	164,482	ZAR	2,166,000	HSBC Bank USA N.A.	6/14/17	3,566
USD	323,315	ZAR	4,303,000	HSBC Bank USA N.A.	6/14/17	3,637
ZAR	1,915,000	USD	142,087	Bank of America N.A.	6/14/17	182

See Notes to Consolidated Financial Statements.

14	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	304,000	USD	22,483	Deutsche Bank AG	6/14/17	$101
ZAR	509,000	USD	37,790	Deutsche Bank AG	6/14/17	24
USD	1,738,169	KRW	1,965,000,000	Bank of America N.A.	6/16/17	10,301
USD	396,361	KRW	450,000,000	Barclays Bank PLC	6/16/17	666
USD	2,536	MXN	48,000	JPMorgan Chase Bank N.A.	6/14/17	4
USD	337,175	MXN	6,297,000	JPMorgan Chase Bank N.A.	6/14/17	5,014
USD	117,052	MXN	2,200,000	JPMorgan Chase Bank N.A.	6/16/17	1,041
USD	2,297,763	ZAR	30,255,000	Deutsche Bank AG	6/19/17	51,956

						1,988,427

AUD	5,539,000	USD	4,205,801	Bank of America N.A.	6/14/17	(61,361)
AUD	347,000	USD	260,892	Citibank N.A.	6/14/17	(1,256)
AUD	1,449,000	USD	1,085,723	Citibank N.A.	6/14/17	(1,539)
AUD	730,000	USD	557,032	Credit Suisse International	6/14/17	(10,824)
AUD	178,000	USD	134,213	Deutsche Bank AG	6/14/17	(1,028)
AUD	949,000	USD	712,798	Deutsche Bank AG	6/14/17	(2,728)
AUD	2,262,000	USD	1,707,301	JPMorgan Chase Bank N.A.	6/14/17	(14,807)
AUD	1,336,000	USD	1,030,956	UBS AG	6/14/17	(31,322)
BRL	205,000	USD	64,411	JPMorgan Chase Bank N.A.	6/14/17	(476)
BRL	434,000	USD	137,233	JPMorgan Chase Bank N.A.	6/14/17	(1,879)
BRL	1,719,000	USD	541,854	BNP Paribas S.A.	6/14/17	(5,737)
BRL	9,528,000	USD	2,978,524	HSBC Bank USA N.A.	6/14/17	(6,959)
CAD	19,000	USD	14,148	BNP Paribas S.A.	6/14/17	(220)
CAD	303,000	USD	228,268	BNP Paribas S.A.	6/14/17	(6,159)
CAD	2,112,000	USD	1,584,539	Citibank N.A.	6/14/17	(36,377)
CAD	726,000	USD	544,114	Deutsche Bank AG	6/14/17	(11,934)
CAD	1,833,000	USD	1,366,277	Deutsche Bank AG	6/14/17	(22,631)
CAD	1,623,000	USD	1,218,296	JPMorgan Chase Bank N.A.	6/14/17	(28,586)
CAD	589,000	USD	442,642	UBS AG	6/14/17	(10,887)
CAD	686,000	USD	513,660	UBS AG	6/14/17	(10,801)
CHF	44,000	EUR	41,069	BNP Paribas S.A.	6/14/17	(494)
CHF	375,000	EUR	347,046	Citibank N.A.	6/14/17	(969)
CHF	384,000	EUR	359,785	Citibank N.A.	6/14/17	(5,806)
CHF	411,000	EUR	385,311	Citibank N.A.	6/14/17	(6,464)
CHF	930,000	EUR	870,547	Citibank N.A.	6/14/17	(13,180)
CHF	735,000	EUR	678,586	HSBC Bank USA N.A.	6/14/17	(127)
CHF	78,000	EUR	72,612	UBS AG	6/14/17	(667)
CHF	469,000	EUR	439,015	UBS AG	6/14/17	(6,643)
CHF	1,052,000	EUR	984,866	UBS AG	6/14/17	(15,038)
CLP	41,337,000	USD	63,606	JPMorgan Chase Bank N.A.	6/14/17	(1,794)
CLP	73,451,000	USD	113,108	JPMorgan Chase Bank N.A.	6/14/17	(3,275)
COP	783,000	USD	272	BNP Paribas S.A.	6/14/17	(7)
COP	569,000	USD	195	JPMorgan Chase Bank N.A.	6/14/17	(3)
COP	2,136,000	USD	746	JPMorgan Chase Bank N.A.	6/14/17	(25)
EUR	346,100	CHF	375,000	Citibank N.A.	6/14/17	(64)
EUR	389,507	HUF	122,202,851	Citibank N.A.	6/14/17	(436)
EUR	615,856	HUF	193,571,149	Citibank N.A.	6/14/17	(1,922)
EUR	85,389	PLN	372,000	BNP Paribas S.A.	6/14/17	(2,648)
EUR	408,088	PLN	1,782,000	Citibank N.A.	6/14/17	(13,724)
EUR	1,413	PLN	6,000	Deutsche Bank AG	6/14/17	(3)
EUR	15,324	PLN	65,000	HSBC Bank USA N.A.	6/14/17	(22)
EUR	275,338	PLN	1,198,000	UBS AG	6/14/17	(8,147)
EUR	141,916	RON	645,000	Citibank N.A.	6/14/17	(16)
EUR	165,393	RON	756,000	Citibank N.A.	6/14/17	(1,052)
EUR	167,458	RON	763,000	Citibank N.A.	6/14/17	(480)
EUR	167,990	RON	764,000	Citibank N.A.	6/14/17	(138)
EUR	167,078	RON	763,000	HSBC Bank USA N.A.	6/14/17	(894)
EUR	1,255,000	USD	1,370,036	Citibank N.A.	6/14/17	(125)
EUR	1,520,000	USD	1,665,236	Citibank N.A.	6/14/17	(6,061)
EUR	1,814,000	USD	1,980,168	Citibank N.A.	6/14/17	(74)
EUR	273,000	USD	298,159	Deutsche Bank AG	6/14/17	(163)
HUF	118,000	EUR	378	BNP Paribas S.A.	6/14/17	(1)
HUF	1,421,735,000	EUR	4,590,833	Citibank N.A.	6/14/17	(59,575)
HUF	106,862,000	EUR	341,875	Deutsche Bank AG	6/14/17	(1,000)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	15

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	52,702,000	EUR	168,859	JPMorgan Chase Bank N.A.	6/14/17	$(770)
HUF	52,090,000	EUR	167,333	UBS AG	6/14/17	(1,235)
IDR	2,208,347,000	USD	165,730	JPMorgan Chase Bank N.A.	6/14/17	(712)
JPY	5,612,000	USD	51,614	Citibank N.A.	6/14/17	(1,187)
JPY	6,436,000	USD	58,033	Citibank N.A.	6/14/17	(202)
JPY	22,479,000	USD	202,685	Citibank N.A.	6/14/17	(699)
JPY	25,651,000	USD	231,988	Citibank N.A.	6/14/17	(1,499)
JPY	59,090,000	USD	534,268	Citibank N.A.	6/14/17	(3,311)
JPY	15,003,000	USD	138,024	Deutsche Bank AG	6/14/17	(3,214)
JPY	87,523,000	USD	792,135	Deutsche Bank AG	6/14/17	(5,692)
JPY	97,098,000	USD	874,273	Deutsche Bank AG	6/14/17	(1,794)
JPY	46,083,000	USD	416,259	HSBC Bank USA N.A.	6/14/17	(2,178)
JPY	13,215,000	USD	120,917	JPMorgan Chase Bank N.A.	6/14/17	(2,173)
JPY	37,772,000	USD	342,297	UBS AG	6/14/17	(2,895)
KRW	32,278,000	USD	28,902	JPMorgan Chase Bank N.A.	6/14/17	(520)
KRW	57,241,000	USD	51,424	JPMorgan Chase Bank N.A.	6/14/17	(1,092)
KRW	248,416,000	USD	222,657	JPMorgan Chase Bank N.A.	6/14/17	(4,223)
KRW	673,882,000	USD	608,197	JPMorgan Chase Bank N.A.	6/14/17	(15,648)
MXN	2,206,214	USD	116,504	Bank of America N.A.	6/14/17	(128)
MXN	2,233,000	USD	119,467	Deutsche Bank AG	6/14/17	(1,678)
MXN	4,516,000	USD	238,369	Deutsche Bank AG	6/14/17	(153)
MXN	4,580,786	USD	241,854	Deutsche Bank AG	6/14/17	(221)
MXN	7,936,000	USD	419,966	Deutsche Bank AG	6/14/17	(1,349)
MXN	3,506,000	USD	185,798	JPMorgan Chase Bank N.A.	6/14/17	(860)
NOK	12,000	EUR	1,301	Citibank N.A.	6/14/17	(21)
NOK	21,000	EUR	2,274	Citibank N.A.	6/14/17	(35)
NOK	46,000	EUR	5,031	Citibank N.A.	6/14/17	(131)
NOK	2,598,000	EUR	278,142	Citibank N.A.	6/14/17	(874)
NOK	11,000	EUR	1,205	Deutsche Bank AG	6/14/17	(34)
NOK	3,000	EUR	326	HSBC Bank USA N.A.	6/14/17	(7)
NZD	1,273,000	USD	884,531	Citibank N.A.	6/14/17	(11,441)
NZD	1,000	USD	697	Deutsche Bank AG	6/14/17	(11)
NZD	3,000	USD	2,107	Deutsche Bank AG	6/14/17	(50)
NZD	1,288,000	USD	905,155	Deutsche Bank AG	6/14/17	(21,777)
NZD	7,000	USD	4,906	JPMorgan Chase Bank N.A.	6/14/17	(105)
NZD	15,000	USD	10,401	UBS AG	6/14/17	(113)
PHP	123,000	USD	2,471	JPMorgan Chase Bank N.A.	6/14/17	(28)
PLN	911,000	EUR	215,107	Citibank N.A.	6/14/17	(60)
RUB	14,000	USD	246	JPMorgan Chase Bank N.A.	6/14/17	(3)
RUB	8,143,000	USD	143,312	JPMorgan Chase Bank N.A.	6/14/17	(1,590)
RUB	14,456,000	USD	253,725	JPMorgan Chase Bank N.A.	6/14/17	(2,131)
RUB	22,765,000	USD	403,706	JPMorgan Chase Bank N.A.	6/14/17	(7,501)
SEK	14,000	EUR	1,475	BNP Paribas S.A.	6/14/17	(26)
SEK	35,000	EUR	3,690	BNP Paribas S.A.	6/14/17	(67)
SEK	3,397,000	EUR	355,893	BNP Paribas S.A.	6/14/17	(4,127)
SEK	2,645,000	EUR	276,362	Citibank N.A.	6/14/17	(2,399)
SEK	3,457,000	EUR	358,630	Citibank N.A.	6/14/17	(327)
SEK	3,539,000	EUR	368,413	Citibank N.A.	6/14/17	(1,727)
SEK	5,217,000	EUR	544,799	Citibank N.A.	6/14/17	(4,407)
SEK	5,356,000	EUR	560,605	Citibank N.A.	6/14/17	(5,933)
SEK	20,513,000	EUR	2,156,069	Citibank N.A.	6/14/17	(32,550)
SEK	4,987,000	EUR	518,513	Credit Suisse International	6/14/17	(1,738)
SEK	3,122,000	EUR	328,492	HSBC Bank USA N.A.	6/14/17	(5,332)
SEK	23,000	EUR	2,400	UBS AG	6/14/17	(17)
SEK	730,000	EUR	76,239	UBS AG	6/14/17	(624)
SEK	1,703,000	EUR	179,089	UBS AG	6/14/17	(2,802)
SEK	2,995,000	EUR	313,437	UBS AG	6/14/17	(3,268)
SEK	4,864,000	EUR	509,155	UBS AG	6/14/17	(5,439)
SGD	56,000	USD	40,190	BNP Paribas S.A.	6/14/17	(91)
SGD	138,000	USD	99,027	Deutsche Bank AG	6/14/17	(211)
SGD	60,000	USD	42,986	JPMorgan Chase Bank N.A.	6/14/17	(23)
THB	745,000	USD	21,691	JPMorgan Chase Bank N.A.	6/14/17	(159)
THB	372,000	USD	10,762	UBS AG	6/14/17	(11)
TWD	1,845,000	USD	61,304	JPMorgan Chase Bank N.A.	6/14/17	(128)

See Notes to Consolidated Financial Statements.

16	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	202,508	AUD	271,000	Citibank N.A.	6/14/17	$(262)
USD	482,630	BRL	1,549,000	JPMorgan Chase Bank N.A.	6/14/17	(468)
USD	251,741	CAD	344,000	Citibank N.A.	6/14/17	(422)
USD	681,492	CLP	458,276,000	JPMorgan Chase Bank N.A.	6/14/17	(3,776)
USD	358,984	COP	1,091,670,000	JPMorgan Chase Bank N.A.	6/14/17	(9,730)
USD	360,846	COP	1,070,395,000	JPMorgan Chase Bank N.A.	6/14/17	(683)
USD	720,021	COP	2,188,865,000	JPMorgan Chase Bank N.A.	6/14/17	(19,273)
USD	720,359	COP	2,180,526,000	JPMorgan Chase Bank N.A.	6/14/17	(16,119)
USD	403,717	EUR	370,000	Citibank N.A.	6/14/17	(161)
USD	996,673	EUR	932,000	Citibank N.A.	6/14/17	(20,663)
USD	3,887,925	EUR	3,660,309	Citibank N.A.	6/14/17	(107,530)
USD	4,495,767	EUR	4,194,000	Citibank N.A.	6/14/17	(82,246)
USD	40,379	EUR	38,000	Credit Suisse International	6/14/17	(1,101)
USD	122,988	EUR	115,000	Deutsche Bank AG	6/14/17	(2,542)
USD	275,171	EUR	255,000	Deutsche Bank AG	6/14/17	(3,178)
USD	585,263	EUR	546,000	Deutsche Bank AG	6/14/17	(10,730)
USD	1,083,239	EUR	1,017,000	Deutsche Bank AG	6/14/17	(26,880)
USD	142,207	EUR	132,000	JPMorgan Chase Bank N.A.	6/14/17	(1,879)
USD	223,698	GBP	184,000	BNP Paribas S.A.	6/14/17	(14,898)
USD	310,205	GBP	249,000	BNP Paribas S.A.	6/14/17	(12,678)
USD	53,919	GBP	44,000	Citibank N.A.	6/14/17	(3,136)
USD	328,971	GBP	254,000	Citibank N.A.	6/14/17	(396)
USD	339,505	GBP	272,000	Deutsche Bank AG	6/14/17	(13,203)
USD	287,800	GBP	231,000	HSBC Bank USA N.A.	6/14/17	(11,742)
USD	6,412	GBP	5,000	JPMorgan Chase Bank N.A.	6/14/17	(71)
USD	305,286	GBP	242,000	JPMorgan Chase Bank N.A.	6/14/17	(8,520)
USD	11,201	GBP	9,000	UBS AG	6/14/17	(469)
USD	341,382	IDR	4,571,106,000	JPMorgan Chase Bank N.A.	6/14/17	(191)
USD	366,792	IDR	4,959,028,000	JPMorgan Chase Bank N.A.	6/14/17	(3,768)
USD	4,244,229	IDR	57,000,000,000	Deutsche Bank AG	6/16/17	(14,138)
USD	901,323	INR	58,568,000	BNP Paribas S.A.	6/14/17	(5,686)
USD	1,584,615	INR	106,605,000	BNP Paribas S.A.	6/14/17	(66,315)
USD	646	INR	42,000	JPMorgan Chase Bank N.A.	6/14/17	(4)
USD	359,992	INR	23,438,000	JPMorgan Chase Bank N.A.	6/14/17	(2,979)
USD	362,689	INR	23,573,000	JPMorgan Chase Bank N.A.	6/14/17	(2,372)
USD	276	JPY	31,000	BNP Paribas S.A.	6/14/17	(2)
USD	201,176	JPY	22,390,000	Citibank N.A.	6/14/17	(10)
USD	1,478,039	JPY	167,895,000	Deutsche Bank AG	6/14/17	(30,590)
USD	62,696	JPY	6,994,000	JPMorgan Chase Bank N.A.	6/14/17	(149)
USD	2,698,227	JPY	304,781,000	JPMorgan Chase Bank N.A.	6/14/17	(40,398)
USD	645,340	KRW	738,656,000	BNP Paribas S.A.	6/14/17	(4,165)
USD	5,528,135	KRW	6,355,973,000	HSBC Bank USA N.A.	6/14/17	(60,713)
USD	257,587	KRW	293,587,000	JPMorgan Chase Bank N.A.	6/14/17	(566)
USD	346,666	KRW	400,000,000	JPMorgan Chase Bank N.A.	6/16/17	(5,063)
USD	523,931	KRW	600,000,000	JPMorgan Chase Bank N.A.	6/16/17	(3,663)
USD	263,487	MXN	5,000,000	Citibank N.A.	6/16/17	(175)
USD	1,715,815	MXN	33,900,000	Deutsche Bank AG	6/16/17	(71,807)
USD	299,147	MXN	5,690,000	JPMorgan Chase Bank N.A.	6/16/17	(899)
USD	92,380	MYR	411,000	BNP Paribas S.A.	6/14/17	(2,398)
USD	30,139	MYR	134,000	JPMorgan Chase Bank N.A.	6/14/17	(761)
USD	98,004	MYR	432,000	JPMorgan Chase Bank N.A.	6/14/17	(1,617)
USD	181,818	MYR	808,000	JPMorgan Chase Bank N.A.	6/14/17	(4,509)
USD	226,985	NZD	331,000	Citibank N.A.	6/14/17	(32)
USD	873	PHP	44,000	JPMorgan Chase Bank N.A.	6/14/17	(1)
USD	181,559	PHP	9,156,000	JPMorgan Chase Bank N.A.	6/14/17	(281)
USD	358,887	PHP	18,122,000	JPMorgan Chase Bank N.A.	6/14/17	(1,019)
USD	360,611	PHP	18,310,000	JPMorgan Chase Bank N.A.	6/14/17	(3,030)
USD	361,999	PHP	18,252,000	JPMorgan Chase Bank N.A.	6/14/17	(489)
USD	540,118	PHP	27,519,000	JPMorgan Chase Bank N.A.	6/14/17	(6,415)
USD	718,731	PHP	36,242,000	JPMorgan Chase Bank N.A.	6/14/17	(1,043)
USD	271,054	RUB	15,800,000	JPMorgan Chase Bank N.A.	6/14/17	(3,932)
USD	361,308	RUB	21,216,000	JPMorgan Chase Bank N.A.	6/14/17	(7,938)
USD	94,706	SGD	134,000	BNP Paribas S.A.	6/14/17	(1,245)
USD	254,889	TRY	950,000	BNP Paribas S.A.	6/14/17	(9,305)

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	17

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	70,816	TRY	273,000	Bank of America N.A.	6/14/17	$(5,105)
USD	165,580	TRY	625,000	Citibank N.A.	6/14/17	(8,231)
USD	1,511,718	PHP	76,886,000	BNP Paribas S.A.	6/14/17	(15,253)
USD	129,562	TRY	486,000	Deutsche Bank AG	6/14/17	(5,594)
USD	202,453	TRY	754,000	Deutsche Bank AG	6/14/17	(7,233)
USD	404,204	TWD	12,230,000	JPMorgan Chase Bank N.A.	6/14/17	(1,316)
USD	108,537	THB	3,839,000	BNP Paribas S.A.	6/14/17	(2,418)
USD	64,904	ZAR	905,000	BNP Paribas S.A.	6/14/17	(2,330)
USD	288,984	ZAR	3,991,000	Citibank N.A.	6/14/17	(7,515)
USD	363,301	ZAR	5,065,000	Citibank N.A.	6/14/17	(12,987)
USD	405,946	ZAR	5,555,000	Citibank N.A.	6/14/17	(6,746)
USD	451,076	ZAR	6,313,000	Citibank N.A.	6/14/17	(17,928)
USD	717,170	ZAR	10,000,000	Citibank N.A.	6/19/17	(25,123)
USD	22,265	ZAR	300,000	JPMorgan Chase Bank N.A.	6/19/17	(3)
USD	215,233	ZAR	2,900,000	JPMorgan Chase Bank N.A.	6/19/17	(32)
ZAR	432,000	USD	32,323	BNP Paribas S.A.	6/14/17	(229)
ZAR	3,331,538	USD	250,110	Bank of America N.A.	6/14/17	(2,604)
ZAR	784,000	USD	59,194	Citibank N.A.	6/14/17	(949)
ZAR	4,683,000	USD	362,984	Citibank N.A.	6/14/17	(15,075)
ZAR	3,324,000	USD	250,819	JPMorgan Chase Bank N.A.	6/14/17	(3,873)
ZAR	5,113,462	USD	383,948	JPMorgan Chase Bank N.A.	6/14/17	(4,060)

						(1,464,327)
Net Unrealized Appreciation						$524,100

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Appreciation
7.12%[1]	28 Day Mexican Interbank Rate	9/20/17	[2]	9/14/22	MXN	8,450	$3,186
7.55%[1]	28 Day Mexican Interbank Rate	9/20/17	[2]	9/14/22	MXN	70,000	37,751
2.40%[1]	6-Month PLN WIBOR	9/20/17	[2]	9/20/22	PLN	4,820	6,756
2.64%[1]	6-Month PLN WIBOR	9/20/17	[2]	9/20/22	PLN	4,200	6,149
Total							$53,842

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.03%[1]	3-Month TWD Secondary Bank Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	TWD	39,160	$(29)	—	$(29)
1.21%[1]	3-Month TWD Secondary Bank Rate	BNP Paribas S.A.	9/20/17	[2]	9/20/22	TWD	30,000	8,576	—	8,576
1.26%[1]	3-Month TWD Secondary Bank Rate	Bank of America N.A.	9/20/17	[2]	9/20/22	TWD	145,000	52,921	—	52,921
1.67%[1]	3-Month KRW Certificate of Deposit Rate	Deutsche Bank AG	9/20/17	[2]	9/20/22	KRW	929,130	(3,777)	—	(3,777)
1.83%[1]	3-Month KRW Certificate of Deposit Rate	Citibank N.A.	9/20/17	[2]	9/20/22	KRW	3,200,000	8,750	—	8,750
2.11%[1]	6-Month THB Fixing Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	THB	30,520	(3,241)	—	(3,241)
2.19%[1]	6-Month THB Fixing Rate	Goldman Sachs Bank USA	9/20/17	[2]	9/20/22	THB	20,700	(83)	—	(83)
2.27%[1]	6-Month THB Fixing Rate	Bank of America N.A.	9/20/17	[2]	9/20/22	THB	36,020	3,782	—	3,782
2.32%[1]	6-Month THB Fixing Rate	BNP Paribas S.A.	9/20/17	[2]	9/20/22	THB	19,160	3,513	—	3,513
2.32%[1]	6-Month THB Fixing Rate	Citibank N.A.	9/20/17	[2]	9/20/22	THB	145,840	26,242	—	26,242
2.66%[1]	6-Month PLN WIBOR	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	PLN	20,000	33,546	—	33,546
3.44%[1]	1-Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	CLP	469,910	(2,613)	—	(2,613)
3.80%[1]	1-Day CLP Interbank Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	CLP	1,800,000	34,662	—	34,662
3.81%[1]	1-Day CLP Interbank Rate	Citibank N.A.	9/20/17	[2]	9/20/22	CLP	200,000	3,989	—	3,989
4.02%[1]	3-Month KLIBOR	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	MYR	4,460	3,722	—	3,722
4.17%[1]	3-Month KLIBOR	Bank of America N.A.	9/20/17	[2]	9/20/22	MYR	2,840	6,834	—	6,834
4.17%[1]	3-Month KLIBOR	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	MYR	4,890	11,640	—	11,640

See Notes to Consolidated Financial Statements.

18	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

OTC Interest Rate Swaps (continued)
Fixed Rate	Floating Rate	Counterparty	Effective Date		Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.26%[1]	3-Month KLIBOR	Bank of America N.A.	9/20/17	[2]	9/20/22	MYR	22,000	$72,776	—	$72,776
7.77%[1]	3-Month Johannesburg Interbank Agreed Rate	Barclays Bank PLC	9/20/17	[2]	9/20/22	ZAR	6,080	3,533	—	3,533
7.98%[1]	3-Month Johannesburg Interbank Agreed Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	ZAR	7,800	9,591	—	9,591
7.76%[1]	3-Month Johannesburg Interbank Agreed Rate	JPMorgan Chase Bank N.A.	9/20/17	[2]	9/20/22	ZAR	45,000	25,602	—	25,602
Total								$299,936	—	$299,936

[1] Fund pays the floating rate and receives the fixed rate.
[2] Forward swap.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities	Goldman Sachs Bank USA	5/24/17 – 11/27/18	$75,897,124	$8,663,097	[2]	$83,503,600
Long/Short:	UBS AG	8/24/17	$72,288,116	9,475,241	[3]	80,637,139
Total				$18,138,338		$164,140,739

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1,000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: Garban Intercapital Federal Funds Rate Open Taiwan Interbank Money Center TAIBOR 1 Week Intercontinental Exchange LIBOR:

USD 1 Month; USD Spot Next; USD 1 Week

GBP 1 Week; GBP Overnight

Hong Kong HIBOR Fixing 2 Week

JPY Spot Next

[2] Amount includes $1,056,621 of net dividends and financing fees.
[3] Amount includes $1,126,218 of net dividends and financing fees.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	19

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman
Sachs Bank USA as of April 30, 2017, expiration dates 5/24/17 – 11/27/18:

	Shares	Value
Reference Entity — Long
Brazil
Banco do Estado do Rio Grande do Sul, Preference Shares	15,900	$71,183
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	80,077	736,708
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	38,600	220,116
Companhia de Saneamento Basico do Estado de Sao Paulo	40,100	369,789
Engie Brasil Energia SA	14,336	153,565
Fleury SA	74,700	1,236,037
Hypermarcas SA	158,000	1,496,347
Itau Unibanco Holding SA, Preference Shares	43,297	535,543
Itau Unibanco Holding SA, Preference Shares — ADR	264,035	3,247,631
M Dias Branco SA	29,000	445,226
Marfrig Global Foods SA	12,500	28,434
Smiles SA	21,900	476,356
Telefonica Brasil SA, Preference Shares	16,000	238,383

		9,255,318
Chile
Empresa Nacional de Electricidad SA — ADR	64,768	1,488,369
China
Alibaba Group Holding Ltd. — ADR	13,891	1,604,410
Aluminum Corp. of China Ltd., Class H	104,000	51,114
Beijing Capital International Airport Co. Ltd., Class H	208,000	293,433
BYD Electronic International Co., Ltd.	36,000	54,946
China Agri-Industries Holdings Ltd.	126,000	62,324
China Biologic Products, Inc.	26,693	3,149,774
China Communications Services Corp. Ltd., Class H	1,040,000	591,836
China Lesso Group Holdings Ltd.	80,000	63,693
China Petroleum & Chemical Corp., Class H	816,000	662,636
China Petroleum & Chemical Corp. — ADR	40,656	3,308,179
Longfor Properties Co. Ltd.	329,000	569,278
Lonking Holdings Ltd.	181,000	50,398
Metallurgical Corp. of China Ltd.	103,000	38,063
NetEase, Inc. — ADR	15,546	4,125,753
People’s Insurance Co. Group of China Ltd., Class H	631,000	260,023
Ping An Insurance Group Co. of China Ltd., Class H	426,500	2,397,891
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	120,800	319,509
Sino-Ocean Land Holdings Ltd.	523,000	255,128
Sinopec Shanghai Petrochemical Co. Ltd., — ADR	2,735	153,105
Sinopec Shanghai Petrochemical Co. Ltd., Class H	318,000	177,694
Sohu.com, Inc.	32,926	1,277,529
Tencent Holdings Ltd.	58,500	1,832,999
Tianneng Power International Ltd.	186,000	162,723
Weichai Power Co. Ltd., Class H	375,000	607,632
YY, Inc. — ADR	3,424	167,673
Zhejiang Expressway Co. Ltd., Class H	206,000	256,261
Zijin Mining Group Co. Ltd., Class H	290,000	102,918

		22,596,922
Hong Kong
Belle International Holdings Ltd.	492,000	333,341
China Jinmao Holdings Group Ltd.	208,000	67,278
China Mobile Ltd.	129,500	1,378,737
China Resources Cement Holdings Ltd.	572,000	312,743
China Resources Land Ltd.	354,222	981,558
ENN Energy Holdings Ltd.	10,000	54,209
Geely Automobile Holdings Ltd.	60,000	80,841
Haier Electronics Group Co. Ltd.	191,000	442,894
KWG Property Holding Ltd.	509,500	384,881
Nine Dragons Paper Holdings Ltd.	963,000	1,038,560
Shenzhen Investment Ltd.	932,000	422,358

	Shares	Value
Reference Entity — Long (continued)
Hong Kong (continued)
Shimao Property Holdings Ltd.	250,500	$402,058
Yuexiu Property Co. Ltd.	2,960,000	501,769

		6,401,227
Hungary
MOL Hungarian Oil & Gas PLC	703	52,885
Richter Gedeon Nyrt	1,613	39,061

		91,946
Indonesia
Adaro Energy Tbk PT	690,100	91,768
Bank Central Asia Tbk PT	49,000	65,167
Matahari Department Store Tbk PT	586,700	641,093
Telekomunikasi Indonesia Persero Tbk PT	1,600,600	528,016
Telekomunikasi Indonesia Persero Tbk PT — ADR	110,172	3,608,133
United Tractors Tbk PT	54,800	110,489

		5,044,666
Malaysia
Astro Malaysia Holdings Bhd	421,600	262,225
Petronas Dagangan Bhd	9,000	49,883

		312,108
Mexico
America Movil SAB de CV, Series L	1,311,432	1,008,030
Cemex SAB de CV	556,552	512,051
Grupo Bimbo SAB de CV, Series A	420,112	1,028,340
Industrias Penoles SAB de CV	71,730	1,745,693

		4,294,114
Netherlands
Yandex NV, Class A	131,404	3,582,073
Philippines
Ayala Land, Inc.	131,700	93,069
Metropolitan Bank & Trust Co.	4	7

		93,076
Qatar
Barwa Real Estate Co.	33,076	309,172
Ezdan Holding Group QSC	5,409	22,728
Industries Qatar QSC	2,663	76,265
Ooredoo QSC	658	18,757

		426,922
Russia
Aeroflot — Russian Airlines OJSC	157,027	488,359
Alrosa PJSC	570,500	992,424
Magnitogorsk Iron & Steel Works OJSC	513,400	306,642
Magnitogorsk Iron & Steel Works OJSC — GDR	2,470	19,019
Mail.ru Group Ltd. — GDR	13,188	347,504
MegaFon PJSC — GDR	48,654	520,111
Mobile TeleSystems PJSC — ADR	20,138	207,824
Polymetal International PLC	16,777	220,526
Sberbank of Russia PJSC	24,990	72,849
Sberbank of Russia PJSC — ADR	16,681	198,868
Severstal PJSC	1,950	26,648
Tatneft PJSC	7,982	52,993
Uralkali PJSC — GDR	761	10,022

		3,463,789
South Africa
AngloGold Ashanti Ltd.	2,505	28,687
AVI Ltd.	8,717	63,755
Barloworld Ltd.	21,353	192,411
Bid Corp. Ltd.	5,043	106,836
Bidvest Group Ltd.	7,065	84,328
Clicks Group Ltd.	14,870	149,447
Gold Fields Ltd. — ADR	62,898	204,418

See Notes to Consolidated Financial Statements.

20	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
South Africa (continued)
Growthpoint Properties Ltd.	48,944	$93,801
Harmony Gold Mining Co. Ltd. — ADR	300,936	656,040
Hyprop Investments Ltd.	29,791	275,177
Investec Ltd.	40,570	304,424
Kumba Iron Ore Ltd.	1,236	16,069
Massmart Holdings Ltd.	1,081	10,453
Mondi Ltd.	11,493	297,993
Nedbank Group Ltd.	1,964	33,113
Netcare Ltd.	38,995	77,378
Sanlam Ltd.	54,346	288,604
Sappi Ltd.	30,830	228,956
Sibanye Gold Ltd.	28,112	56,490
Tsogo Sun Holdings Ltd.	148,005	278,822

		3,447,202
South Korea
Hanwha Corp.	347	12,173
Hyundai Development Co-Engineering & Construction	19,566	767,956
Hyundai Engineering & Construction Co. Ltd.	1,786	76,077
Korea Electric Power Corp.	2,474	98,614
Korea Investment Holdings Co. Ltd.	261	11,759
KT Corp.	2,188	61,907
KT Corp. — ADR	227,308	3,771,040
LG Electronics, Inc.	35,065	2,128,572
LG International Corp.	14,614	417,126
LG Uplus Corp.	17,554	223,049
Lotte Shopping Co. Ltd.	142	32,747
Poongsan Corp.	8,506	291,568
Posco Daewoo Corp.	4,203	88,561
S&T Motiv Co. Ltd.	714	28,231
Samsung Card Co. Ltd.	3,524	123,563
Samsung Electronics Co. Ltd.	1,547	3,032,781
Samsung Securities Co. Ltd.	7,878	239,197
Shinhan Financial Group Co. Ltd.	1,524	63,629

		11,468,550
Taiwan
AU Optronics Corp.	2,521,000	1,047,745
AU Optronics Corp. — ADR	235,245	950,390
Chailease Holding Co. Ltd.	89,000	226,746
CTBC Financial Holding Co. Ltd.	1,863,760	1,163,853
Hon Hai Precision Industry Co. Ltd.	259,761	850,240
Innolux Corp.	2,475,000	1,155,185
Lite-On Technology Corp.	296,623	517,415
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	457,374
Yuanta Financial Holding Co. Ltd.	389,093	166,364

		6,535,312
Thailand
Bangchak Corp. PCL	168,600	155,976
PTT Global Chemical PCL, Foreign Registered Shares	138,500	300,303
Siam Cement PCL, Foreign Registered Shares	8,000	123,913
Thai Oil PCL — NVDR	418,300	943,261
Thanachart Capital PCL	466,000	636,557

		2,160,010
Turkey
Arcelik AS	112,412	749,443
Ford Otomotiv Sanayi	40,195	446,753
Turkiye Is Bankasi, Class C	1,073,719	2,119,021

		3,315,217
United Arab Emirates
Emaar Properties PJSC	43,983	85,891
United Kingdom
Anglo American PLC	2,288	32,801

	Shares	Value
Reference Entity — Long (continued)
United States
Genpact Ltd.	47,592	$1,162,197
Nexteer Automotive Group Ltd.	203,000	316,098

		1,478,295
Total Reference Entity — Long		85,573,808

Reference Entity — Short
Brazil
Itausa — Investimentos Itau SA	(91)	(282)
China
China Shanshui Cement Group Ltd.	(763,000)	(42,180)
Mexico
Grupo Financiero Inbursa SAB de C.V.	(120,106)	(202,822)
Infraestructura Energetica Nova SAB de C.V.	(197,000)	(920,263)
Mexichem SAB de C.V.	(330,368)	(904,661)

		(2,027,746)
Total Reference Entity — Short		(2,070,208)
Net Value of Reference Entity — Goldman Sachs Bank USA		83,503,600

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG, as of April 30, 2017, expiration date 8/24/17:

	Shares	Value
Reference Entity — Long
Brazil
Banco Bradesco SA, Preference Shares	146,400	1,541,004
Banco do Estado do Rio Grande do Sul, Preference Shares	8,300	37,159
Braskem SA, Preference A Shares	6,200	66,687
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,500	146,934
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	40,200	229,240
Cia Paranaense de Energia, Preference ‘B’ Shares	2,900	26,651
Companhia de Saneamento Basico do Estado de Sao Paulo	23,600	217,631
CPFL Energia SA	8,300	67,989
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	230,078	1,090,207
Engie Brasil Energia SA	55,558	595,130
Fleury SA	102,500	1,696,035
Hypermarcas SA	235,900	2,234,103
Itau Unibanco Holding SA, Preference Shares	237,744	2,940,669
JBS SA	46,700	151,103
M Dias Branco SA	52,700	809,083
Magazine Luiza SA	5,400	379,032
Marfrig Global Foods SA	257,724	586,244
Smiles SA	24,700	537,259
Telefonica Brasil SA, Preference Shares	1,400	20,859
Tim Participacoes SA	34,600	111,843

		13,484,862
Chile
Empresa Nacional de Electricidad SA	472,909	361,977
China
Aluminum Corp. of China Ltd., Class H	22,000	10,813
Beijing Capital International Airport Co. Ltd., Class H	34,000	47,965
BYD Electronic International Co. Ltd.	932,000	1,422,504
China Agri-Industries Holdings Ltd.	361,000	178,562
China Communications Services Corp. Ltd., Class H	1,388,000	789,873
China Lesso Group Holdings Ltd.	91,000	72,452
China Merchants Bank Co., Class H	218,500	566,136
China Minsheng Banking Corp. Ltd., Class H	219,000	215,465

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	21

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
China (continued)
China Petroleum & Chemical Corp., Class H	638,000	$518,090
China Vanke Co. Ltd., Class H	400,400	1,014,614
CNOOC Ltd.	717,000	836,450
Jiangsu Expressway Co. Ltd., Class H	254,000	374,802
Jiangxi Copper Co. Ltd., Class H	125,000	194,721
Longfor Properties Co. Ltd.	214,500	371,155
Lonking Holdings Ltd.	1,155,000	321,601
Metallurgical Corp. of China Ltd.	1,111,000	410,565
People’s Insurance Co. Group of China Ltd., Class H	755,000	311,121
Ping An Insurance Group Co. of China Ltd., Class H	45,000	253,001
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	312,700	827,073
Sino-Ocean Land Holdings Ltd.	418,000	203,907
Sinopec Engineering Group Co. Ltd., Class H	160,000	156,345
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,524,000	851,589
Tencent Holdings Ltd.	55,400	1,735,866
Tianjin Capital Environmental Protection Group Co. Ltd.	38,000	25,808
Tianneng Power International Ltd.	520,000	454,925
Weichai Power Co. Ltd., Class H	784,000	1,270,356
Zhejiang Expressway Co. Ltd., Class H	344,000	427,931
Zhongsheng Group Holdings Ltd.	21,000	29,607
Zijin Mining Group Co. Ltd., Class H	78,000	27,681

		13,920,978
Colombia
Almacenes Exito SA	763	3,952
Cementos Argos SA	1,951	7,892
Corp. Financiera Colombiana SA	212	2,035
Ecopetrol SA	26,107	12,068
Grupo Argos SA	1,923	13,334
Grupo de Inversiones Suramericana SA	1,587	20,984
Interconexion Electrica SA	4,360	17,280

		77,545
Greece
Alpha Bank AE	680	1,449
Eurobank Ergasias SA	617	497
FF Group	218	4,637
Hellenic Telecommunications Organization SA	2,017	19,589
JUMBO SA	476	7,513
National Bank of Greece SA	844	263
OPAP SA	1,808	17,917
Piraeus Bank SA	145	31
Titan Cement Co. SA	329	8,597

		60,493
Hong Kong
Bank of Communications Co. Ltd.	686	—
Belle International Holdings Ltd.	786,000	532,532
China Jinmao Holdings Group Ltd.	296,000	95,741
China Mobile Ltd.	90,500	963,519
China Resources Cement Holdings Ltd.	1,540,000	842,000
China Resources Land Ltd.	218,000	604,084
ENN Energy Holdings Ltd.	36,000	195,152
Geely Automobile Holdings Ltd.	1,240,000	1,670,720
Haier Electronics Group Co. Ltd.	723,000	1,676,503
KWG Property Holding Ltd.	2,159,500	1,631,307
Nine Dragons Paper Holdings Ltd.	424,000	457,269
Shenzhen Investment Ltd.	928,000	420,545
Shimao Property Holdings Ltd.	287,000	460,642
Yuexiu Property Co. Ltd.	2,834,000	480,410

		10,030,424
Hungary
MOL Hungarian Oil & Gas PLC	7,535	566,838
Richter Gedeon Nyrt	41,360	1,001,584

		1,568,422

	Shares	Value
Reference Entity — Long (continued)
Indonesia
Adaro Energy Tbk PT	685,600	$91,170
Bank Central Asia Tbk PT	185,200	246,305
Bank Rakyat Indonesia Persero Tbk PT	20,300	19,608
Matahari Department Store Tbk PT	1,312,600	1,434,290
Telekomunikasi Indonesia Persero Tbk PT	2,543,400	839,033
United Tractors Tbk PT	149,300	301,022

		2,931,428
Jersey
Highland Gold Mining Ltd.	5,541	10,372
Malaysia
Astro Malaysia Holdings Bhd	247,600	154,001
Petronas Chemicals Group Bhd	399,900	672,488
Petronas Dagangan Bhd	34,600	191,771

		1,018,260
Philippines
Alliance Global Group, Inc.	378,800	112,212
Ayala Corp.	1,040	18,033
Ayala Land, Inc.	17,400	12,296

		142,541
Qatar
Ezdan Holding Group QSC	6,957	29,232
Industries Qatar QSC	2,334	66,843
Ooredoo QSC	3,094	88,199

		184,274
Republic of Korea
Seoul Semiconductor Co. Ltd.	647	10,680
Russia
Aeroflot — Russian Airlines OJSC	136,936	425,875
Alrosa PJSC	681,500	1,185,516
Lukoil PJSC — ADR	17,087	848,141
Magnitogorsk Iron & Steel Works OJSC	597,300	356,754
Magnitogorsk Iron & Steel Works OJSC, — GDR	11,395	87,741
Mail.ru Group Ltd. — GDR	27,908	735,376
MegaFon PJSC — GDR	58,993	630,635
Polymetal International PLC	256,067	3,365,885
Sberbank of Russia PJSC	1,330	3,877
Severstal PJSC	6,520	89,101
Sistema PJSC FC — GDR	58,175	489,252
Tatneft PAO — ADR	4,235	165,761
Tatneft PJSC	48,900	324,651
Uralkali PJSC — GDR	4,371	57,566

		8,766,131
South Africa
Anglo American Platinum Ltd.	4,448	109,837
AngloGold Ashanti Ltd.	9,720	111,313
AVI Ltd.	18,226	133,302
Barloworld Ltd.	23,374	210,622
Bid Corp. Ltd.	1,489	31,544
Clicks Group Ltd.	22,716	228,301
Gold Fields Ltd.	33,966	111,324
Growthpoint Properties Ltd.	59,461	113,957
Harmony Gold Mining Co. Ltd.	7,258	15,716
Investec Ltd.	22,571	169,365
Kumba Iron Ore Ltd.	11,507	149,597
Massmart Holdings Ltd.	4,655	45,015
Mondi Ltd.	52,692	1,366,209
Nedbank Group Ltd.	7,606	128,236
Netcare Ltd.	121,762	241,613
Sanlam Ltd.	34,711	184,332
Sappi Ltd.	104,332	774,813
Sibanye Gold Ltd.	4,095	8,229
Tsogo Sun Holdings Ltd.	65,969	124,277

		4,257,602

See Notes to Consolidated Financial Statements.

22	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long (continued)
South Korea
Able C&C Co. Ltd.	1,075	$27,619
Cheil Worldwide, Inc.	1,486	24,082
Green Cross Corp.	184	26,494
Hanwha Corp.	3,272	114,789
Hyundai Development Co-Engineering & Construction	13,619	534,539
Hyundai Engineering & Construction Co. Ltd.	6,669	284,074
KB Financial Group, Inc.	1,895	83,299
Korea Electric Power Corp.	7,810	311,309
Korea Investment Holdings Co. Ltd.	2,523	113,666
KT Corp.	3,713	105,055
LG Electronics, Inc.	13,497	807,270
LG International Corp.	13,563	387,127
LG Uplus Corp.	6,371	80,953
Lotte Shopping Co. Ltd.	656	151,282
LS Corp.	626	35,820
Poongsan Corp.	21,252	728,474
Posco Daewoo Corp.	15,058	317,287
Posco ICT Co. Ltd.	1	6
S&T Motiv Co. Ltd.	935	36,969
Samsung Card Co. Ltd.	2,923	102,490
Samsung Electronics Co. Ltd.	1,105	2,166,272
Samsung Securities Co. Ltd.	1,276	38,743
Shinhan Financial Group Co. Ltd.	15,634	652,741
SK Telecom Co. Ltd.	703	148,393

		7,278,753
Taiwan
AU Optronics Corp.	461,000	191,595
Compal Electronics, Inc.	962,000	643,989
CTBC Financial Holding Co. Ltd.	1,760,800	1,099,559
Hon Hai Precision Industry Co. Ltd.	386,761	1,265,931
Hon Hai Precision Industry Co. Ltd. — GDR	50,344	335,794
Innolux Corp.	1,250,311	583,572
Lite-On Technology Corp.	530,892	926,063
Novatek Microelectronics Corp.	63,000	242,099
Taiwan Semiconductor Manufacturing Co. Ltd.	357,000	2,299,756

		7,588,358

	Shares	Value
Reference Entity — Long (continued)
Thailand
Glow Energy PCL, Foreign Registered Shares	64,200	$152,194
PTT Global Chemical PCL, Foreign Registered Shares	328,300	711,839
Siam Cement PCL, Foreign Registered Shares	8,500	131,658
Thai Oil PCL — NVDR	403,700	910,338
Thanachart Capital PCL	711,000	971,227

		2,877,256
Turkey
Arcelik AS	287,564	1,917,170
Eregli Demir ve Celik Fabrikalari TAS	658,138	1,205,580
Ford Otomotiv Sanayi	29,072	323,125
Tekfen Holding	33,870	87,297
Turkiye Is Bankasi, Class C	832,149	1,642,275
Vestel Elektronik Sanayi ve Ticaret	218,605	448,194

		5,623,641
United Arab Emirates
Emaar Properties PJSC	11,503	22,463
United Kingdom
Anglo American PLC	15,046	215,700
United States
Nexteer Automotive Group Ltd.	133,000	207,099
Total Reference Entity — Long		80,639,259

Reference Entity — Short
Brazil
Cielo SA	(1)	(7)
Itausa — Investimentos Itau SA	(785)	(841)

		(848)
China
China Shanshui Cement Group Ltd.	(23,000)	(1,272)
Total Reference Entity — Short		(2,120)
Net Value of Reference Entity — UBS AG		$80,637,139

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$80,920	—	—	—	$80,920
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$1,988,427	—	—	1,988,427
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	$53,842	—	53,842
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	18,138,338	—	309,679	—	18,448,017

Total		—	—	$18,219,258	$1,988,427	$363,521	—	$20,571,206

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,464,327	—	—	$1,464,327
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	—	—	$9,743	—	9,743

Total		—	—	—	$1,464,327	$9,743	—	$1,474,070

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	23

Consolidated Schedule of Investments (continued)

For the six months ended April 30, 2017, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(428,165)	—	—	—	$(428,165)
Forward foreign currency exchange contracts	—	—	—	$(622,784)	—	—	(622,784)
Swaps	—	—	1,491,412	—	$(513,670)	—	977,742

Total	—	—	$1,063,247	$(622,784)	$(513,670)	—	$(73,207)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$303,459	—	—	—	$303,459
Forward foreign currency exchange contracts	—	—	—	$1,613,021	—	—	1,613,021
Swaps	—	—	9,222,800	—	$558,242	—	9,781,042

Total	—	—	$9,526,259	$1,613,021	$558,242	—	$11,697,522

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,804,646
Average notional value of contracts — short	$25,892,695	[1]
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$123,776,227
Average amounts sold — in USD	$120,935,887
Interest rate swaps:
Average notional value — receives fixed rate	$42,497,225
Total return swaps:
Average notional value	$123,073,693
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$1,827	$38,896
Forward foreign currency exchange contracts	1,988,427	1,464,327
Swaps — Centrally cleared	15,058	—
Swaps — OTC[1]	18,448,017	9,743

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$20,453,329	$1,512,966

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(16,885)	(38,896)

Total derivative assets and liabilities subject to an MNA	$20,436,444	$1,474,070

[1] Includes unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

24	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Schedule of Investments (concluded)

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,4]
Bank of America N.A.	$297,052	$(69,198)	—	—	$227,854
Barclays Bank PLC	13,969	—	—	—	13,969
BNP Paribas S.A.	65,168	(65,168)	—	—	—
Citibank N.A.	270,592	(270,592)	—	—	—
Credit Suisse International	8,642	(8,642)	—	—	—
Deutsche Bank AG	287,999	(265,343)	—	—	22,656
Goldman Sachs Bank USA	8,663,097	(83)	—	$(7,900,000)	763,014
HSBC Bank USA N.A.	461,582	(87,974)	—	—	373,608
JPMorgan Chase Bank N.A.	459,362	(255,284)	—	—	204,078
Standard Chartered Bank	263,329	—	—	(263,329)	—
UBS AG	9,645,652	(100,378)	—	(9,337,241)	208,033

Total	$20,436,444	$(1,122,662)	—	$(17,500,570)	$1,813,212

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$69,198	$(69,198)	—	—	—
BNP Paribas S.A.	156,499	(65,168)	—	—	$91,331
Citibank N.A.	525,648	(270,592)	—	$(60,000)	195,056
Credit Suisse International	13,663	(8,642)	—	—	5,021
Deutsche Bank AG	265,343	(265,343)	—	—	—
Goldman Sachs Bank USA	83	(83)	—	—	—
HSBC Bank USA N.A.	87,974	(87,974)	—	—	—
JPMorgan Chase Bank N.A.	255,284	(255,284)	—	—	—
UBS AG	100,378	(100,378)	—	—	—

Total	$1,474,070	$(1,122,662)	—	$(60,000)	$291,408

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparties is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	—	$14,985,269	—	$14,985,269
Foreign Agency Obligations	—	15,938,335	—	15,938,335
Foreign Government Obligations	—	141,184,024	—	141,184,024
Short-Term Securities	$130,172,254	—	—	130,172,254

Total	$130,172,254	$172,107,628	—	$302,279,882

Derivative Financial Instruments [1]
Assets:
Equity contracts	$80,920	$18,138,338	—	$18,219,258
Foreign currency exchange contracts	—	1,988,427	—	1,988,427
Interest rate contracts	—	363,521	—	363,521
Liabilities:
Foreign currency exchange contracts	—	(1,464,327)	—	(1,464,327)
Interest rate contracts	—	(9,743)	—	(9,743)

Total	$80,920	$19,016,216	—	$19,097,136

[1]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended April 30, 2017, there were no transfers between levels.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	25

Consolidated Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $171,981,875)	$172,107,628
Investments at value — affiliated (cost — $130,172,254)	130,172,254
Cash	454,654
Cash pledged:
Futures contracts	499,480
Centrally cleared swaps	230,134
Collateral — OTC derivatives	60,000
Foreign currency at value (cost — $86,390)	89,523
Receivables:
Interest — unaffiliated	2,024,775
Capital shares sold	1,688,262
Dividends — affiliated	56,398
Variation margin on centrally cleared swaps	15,058
Variation margin on futures contracts	1,827
Unrealized appreciation on:
OTC swaps	18,448,017
Forward foreign currency exchange contracts	1,988,427
Prepaid expenses	57,263

Total assets	327,893,700

Liabilities
Cash received as collateral for OTC derivatives	17,527,241
Payables:
Investments purchased	1,590,600
Capital shares redeemed	701,932
Investment advisory fees	159,196
Variation margin on futures contracts	38,896
Service and distribution fees	11,412
Administration fees	10,109
Officer’s and Directors’ fees	1,677
Other accrued expenses	167,029
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,464,327
OTC swaps	9,743

Total liabilities	21,682,162

Net Assets	$306,211,538

Net Assets Consist of
Paid-in capital	$300,520,312
Undistributed net investment income	2,236,307
Accumulated net realized loss	(15,772,692)
Net unrealized appreciation (depreciation)	19,227,611

Net Assets	$306,211,538

Net Asset Value
Institutional — Based on net assets of $265,649,083 and 26,525,062 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.02

Investor A — Based on net assets of $35,187,079 and 3,531,471 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.96

Investor C — Based on net assets of $5,375,376 and 542,814 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.90

See Notes to Consolidated Financial Statements.

26	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Statement of Operations

Six Months Ended April 30, 2017

Investment Income
Interest — unaffiliated	$3,120,200
Dividends — affiliated	193,002
Foreign taxes withheld	(33,816)

Total investment income	3,279,386

Expenses
Investment advisory	852,479
Professional	66,518
Transfer agent — class specific	61,994
Service and distribution — class specific	59,434
Administration	48,307
Accounting services	35,849
Registration	32,976
Administration — class specific	22,733
Printing	19,680
Custodian	13,629
Officer and Directors	7,652
Miscellaneous	31,996

Total expenses	1,253,247
Less:
Fees waived by the Manager	(142,774)
Administration fees waived — class specific	(22,733)
Transfer agent fees waived and/or reimbursed — class specific	(61,555)

Total expenses after fees waived and/or reimbursed	1,026,185

Net investment income	2,253,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(4,899,438)
Futures contracts	(428,165)
Foreign currency transactions	(6,290)
Forward foreign currency exchange contracts	(622,784)
Capital gain distributions from investment companies — affiliated	349
Swaps	977,742

(4,978,586)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,603,399
Futures contracts	303,459
Forward foreign currency exchange contracts	1,613,021
Foreign currency translations	7,900
Swaps	9,781,042

13,308,821

Net realized and unrealized gain	8,330,235

Net Increase in Net Assets Resulting from Operations	$10,583,436

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	27

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016

Operations
Net investment income	$2,253,201	$1,906,676
Net realized loss	(4,978,586)	(4,540,165)
Net change in unrealized appreciation (depreciation)	13,308,821	9,582,458

Net increase in net assets resulting from operations	10,583,436	6,948,969

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,586,891)	(656,002)
Investor A	(397,802)	(19,525)
Investor C	(15,325)	—
From net realized gain:
Institutional	(1,690,194)	—
Investor A	(462,291)	—
Investor C	(31,321)	—

Net decrease in net assets resulting from operations	(4,183,824)	(675,527)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	54,537,496	181,949,074

Net Assets
Total increase in net assets	60,937,108	188,222,516
Beginning of period	245,274,430	57,051,914

End of period	$306,211,538	$245,274,430

Undistributed net investment income, end of period	$2,236,307	$1,983,124

[1] Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See Notes to Consolidated Financial Statements.

28	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Financial Highlights

	Institutional
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			Period May 16, 2013[1] to October 31, 2013
			2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$9.72		$8.70	$9.84	$9.53	$10.00

Net investment income[2]	0.10		0.17	0.11	0.05	0.05
Net realized and unrealized gain (loss)	0.41		0.95	(1.19)	0.34	(0.52)

Net increase (decrease) from investment operations	0.51		1.12	(1.08)	0.39	(0.47)

Distributions:[3]
From net investment income	(0.10)		(0.10)	(0.06)	(0.08)	—
From net realized gain	(0.11)		—	—	—	—

Total distributions	(0.21)		(0.10)	(0.06)	(0.08)	—

Net asset value, end of period	$10.02		$9.72	$8.70	$9.84	$9.53

Total Return[4]
Based on net asset value	5.54%	[5]	13.16%	(10.97)%	4.18%	(4.70)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.04%	[7]	1.44%	1.74%	2.01%	1.92%	[7,8]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	0.85%	[7]	1.04%	1.40%	1.40%	1.40%	[7]

Net investment income	2.03%	[7]	1.88%	1.14%	0.56%	1.08%	[7]

Supplemental Data
Net assets, end of period (000)	$265,649		$205,782	$54,526	$51,671	$48,532

Portfolio turnover rate[9]	90%		22%	34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07% for the six months ended April 30, 2017, 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.97%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	29

Consolidated Financial Highlights (continued)

	Investor A
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			Period May 16, 2013[1] to October 31, 2013
			2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$9.67		$8.67	$9.81	$9.52	$10.00

Net investment income[2]	0.08		0.16	0.10	0.02	0.04
Net realized and unrealized gain (loss)	0.42		0.93	(1.19)	0.35	(0.52)

Net increase (decrease) from investment operations	0.50		1.09	(1.09)	0.37	(0.48)

Distributions:[3]
From net investment income	(0.10)		(0.09)	(0.05)	(0.08)	—
From net realized gain	(0.11)		—	—	—	—

Total distributions	(0.21)		(0.09)	(0.05)	(0.08)	—

Net asset value, end of period	$9.96		$9.67	$8.67	$9.81	$9.52

Total Return[4]
Based on net asset value	5.36%	[5]	12.74%	(11.15)%	3.90%	(4.80)%	[5]

Ratios to Average Net Assets[6]
Total expenses	1.36%	[7]	1.56%	2.15%	2.54%	2.63%	[7,8]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.10%	[7]	1.17%	1.65%	1.65%	1.65%	[7]

Net investment income	1.79%	[7]	1.65%	1.02%	0.23%	0.82%	[7]

Supplemental Data
Net assets, end of period (000)	$35,187		$37,058	$1,628	$698	$71

Portfolio turnover rate[9]	90%		22%	34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07% for the six months ended April 30, 2017, 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[7]	Annualized.

[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.66%.

[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

30	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Consolidated Financial Highlights (concluded)

	Investor C
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			Period May 16, 2013[1] to October 31, 2013
			2016	2015	2014

Per Share Operating Performance
Net asset value, beginning of period	$9.61		$8.58	$9.73	$9.49	$10.00

Net investment income (loss) [2]	0.05		0.08	(0.01)	(0.05)	0.00	[3]
Net realized and unrealized gain (loss)	0.40		0.95	(1.14)	0.34	(0.51)

Net increase (decrease) from investment operations	0.45		1.03	(1.15)	0.29	(0.51)

Distributions:[4]
From net investment income	(0.05)		—	—	(0.05)	—
From net realized gain	(0.11)		—	—	—	—

Total distributions	(0.16)		—	—	(0.05)	—

Net asset value, end of period	$9.90		$9.61	$8.58	$9.73	$9.49

Total Return[5]
Based on net asset value	4.92%	[6]	12.01%	(11.82)%	3.14%	(5.10)%	[6]

Ratios to Average Net Assets[7]
Total expenses	2.08%	[8]	2.61%	2.91%	3.25%	3.43%	[8,9]

Total expenses after fees waived and/or reimbursed and/or paid indirectly	1.85%	[8]	2.10%	2.40%	2.40%	2.40%	[8]

Net investment income (loss)	1.03%	[8]	0.88%	(0.10)%	(0.57)%	0.06%	[8]

Supplemental Data
Net assets, end of period (000)	$5,375		$2,435	$898	$2,290	$71

Portfolio turnover rate[10]	90%		22%	34%	37%	12%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.07% for the six months ended April 30, 2017, 0.08% for the year ended October 31, 2016, 0.11% for the year ended October 31, 2015 and 0.12% for the year ended October 31, 2014 and period ended October 31, 2013.

[8]	Annualized.

[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.47%.

[10]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	31

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Total Emerging Markets Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $12,366, which is 0.0% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

32	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Notes to Consolidated Financial Statements (continued)

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statements of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

SEC Reporting Modernization: The Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Fund had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Fund no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	33

Notes to Consolidated Financial Statements (continued)

be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

  Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

34	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Notes to Consolidated Financial Statements (continued)

4. Securities and Other Investments:

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Fund enters into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	35

Notes to Consolidated Financial Statements (continued)

the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•	Total return swaps — The Fund enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — The Fund enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•

Forward swaps — The Fund enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

36	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Notes to Consolidated Financial Statements (continued)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.75%
$1 Billion — $3 Billion	0.71%
$3 Billion — $5 Billion	0.68%
$5 Billion — $10 Billion	0.65%
Greater than $10 Billion	0.64%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays the Sub-Advisers for services they provide a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended April 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$41,739	$17,695	$59,434

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	37

Notes to Consolidated Financial Statements (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Total
$19,015	$3,361	$357	$22,733

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:

Institutional	Investor A	Investor C	Total
$109	$99	$21	$229

For the six months ended April 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$41,610	$18,578	$1,806	$61,994

Other Fees: For the six months ended April 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,494.

For the six months ended April 30, 2017, affiliates received CDSCs as follows:

Investor A	$1,442
Investor C	$1,263

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. The amount of waivers of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended April 30, 2017, the Manager waived $29,273.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Effective February 28, 2017, the waiver became contractual through February 28, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2017, there were no fees waived by the Manager.

38	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Notes to Consolidated Financial Statements (continued)

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation
Institutional	0.85%
Investor A	1.10%
Investor C	1.85%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to March 1, 2018, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2017, the Manager waived $113,501, which is included in fees waived by the Manager in the Consolidated Statement of Operations.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Consolidated Statement of Operations.

For the six months ended April 30, 2017, class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Investor C	Total
Administration Fees Waived — Class Specific	$19,015	$3,361	$357	$22,733
Transfer Agent Fees Waived and/or Reimbursed — Class Specific	$41,611	$18,307	$1,637	$61,555

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and
•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On April 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2017	2018	2019
Fund Level	$133,450	$210,256	$113,501
Institutional	$16,945	$28,971	$60,626
Investor A	$2,541	$5,571	$21,668
Investor C	$3,337	$1,577	$1,994

Total	$156,273	$246,375	$197,789

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	39

Notes to Consolidated Financial Statements (continued)

During the period ended April 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Consolidated Statement of Operations.

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended April 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$1,797,828	—	—

7. Purchase and Sales:

For the six months ended April 30, 2017, purchases and sales of investments, excluding short-term securities, were $147,822,531 and $126,414,923, respectively.

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the three years ended October 31, 2016 and the period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$302,154,129

Gross unrealized appreciation	$1,561,975
Gross unrealized depreciation	(1,436,222)

Net unrealized appreciation	$125,753

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2017, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions

40	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Notes to Consolidated Financial Statements (continued)

applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	21,718,091	$210,528,189	17,601,762	$170,230,928
Shares issued in reinvestment of distributions	341,953	3,104,931	11,611	94,865
Shares redeemed	(16,711,330)	(159,655,186)	(2,702,991)	(25,346,455)

Net increase	5,348,714	$53,977,934	14,910,382	$144,979,338

Investor A
Shares sold	3,073,261	$29,239,845	3,955,756	$38,383,771
Shares issued in reinvestment of distributions	94,382	854,159	2,369	19,304
Shares redeemed	(3,467,908)	(32,282,642)	(314,279)	(2,904,739)

Net increase (decrease)	(300,265)	$(2,188,638)	3,643,846	$35,498,336

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	41

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Investor C
Shares sold	333,465	$3,167,551	216,450	$2,053,600
Shares issued in reinvestment of distributions	5,171	46,646	—	—
Shares redeemed	(49,284)	(465,997)	(67,612)	(582,200)

Net increase	289,352	$2,748,200	148,838	$1,471,400

Total Net Increase	5,337,801	$54,537,496	18,703,066	$181,949,074

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisers BlackRock International Limited Edinburgh, EH3 8BL United Kingdom BlackRock Asset Management North Asia Limited Hong Kong, China BlackRock (Singapore) Limited 079912 Singapore	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022
Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111		Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019

Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	43

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL EMERGING MARKETS FUND	APRIL 30, 2017	45

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMAP-4/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: July 5, 2017

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